UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2009

Steven I. Koszalka
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders
[logo - American Funds®]

The right choice for the long term®

American Funds Target Date Retirement Series

Diversification — the key to meeting multiple retirement goals

[photo of a flower-covered hillside]

Annual report for the year ended October 31, 2009

American Funds Target Date Retirement Series® seeks to provide a selection of actively managed stock and bond funds that are geared toward an investor’s targeted retirement date. The mix of funds becomes increasingly income-oriented over time and evolves as that date approaches and passes.

American Funds offers the series to investors in IRAs and tax-deferred retirement plans. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment for the periods ended September 30, 2009 (the most recent calendar quarter-end). The returns reflect the 5.75% maximum sales charge with all distributions reinvested. Also shown are the gross and net expense ratios for the current fiscal year.

			Gross	Net
			expense	expense
Class A shares	1 year	Lifetime*	ratio	ratio

American Funds 2050 Target Date Retirement Fund®	–5.29%	–6.88%	0.92%	0.75%
American Funds 2045 Target Date Retirement Fund®	–5.30	–6.89	0.93	0.76
American Funds 2040 Target Date Retirement Fund®	–5.20	–6.87	0.90	0.75
American Funds 2035 Target Date Retirement Fund®	–5.26	–6.86	0.89	0.75
American Funds 2030 Target Date Retirement Fund®	–5.09	–6.83	0.89	0.75
American Funds 2025 Target Date Retirement Fund®	–5.59	–6.93	0.88	0.73
American Funds 2020 Target Date Retirement Fund®	–5.29	–6.40	0.86	0.72
American Funds 2015 Target Date Retirement Fund®	–4.45	–5.43	0.85	0.71
American Funds 2010 Target Date Retirement Fund®	–4.09	–5.21	0.84	0.70

*Since February 1, 2007.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are for the 12 months ended October 31, 2009. The target date funds invest in Class R-6 shares of the underlying funds, and expenses include the weighted average expenses of the underlying funds. Also note that the expense ratios shown above differ from those shown in the Expense Example on pages 43 to 46, which are annualized for the six-month period ended October 31, 2009. The series’ investment adviser is currently waiving a 0.10% management fee and has agreed to reimburse a portion of the fees and expenses of some share classes of the target date funds. The gross annual fund operating expense ratios do not reflect the fee waiver and expense reimbursements currently in effect. Fund results and the net expense ratios do reflect the waiver and/or reimbursements, without which the results would have been lower and the net expense ratios would have been higher. The investment adviser has no current intention of removing the waiver and, in any case, would not do so without approval from the series’ board. The reimbursements may be adjusted or discontinued by the investment adviser at any time. See the series’ prospectus or the Financial Highlights table on pages 37 to 41 for details.

The funds may be subject to an allocation strategy that will not meet an investor’s retirement goals. For an investor who is approaching retirement or taking distributions, each fund’s equity exposure may result in investment volatility that could reduce available retirement assets at a time when the investor has a need to withdraw funds. For an investor who is further from retirement, there is a risk that a fund’s allocation may over-emphasize investments designed to ensure capital conservation and current income, which may prevent the investor from achieving retirement goals.

Most investments carry some degree of risk. For example, equity investments are subject to market fluctuations. Investing outside the United States (especially in developing countries) may be subject to certain risks, such as currency fluctuations. Small-company stocks entail additional risks, and they can fluctuate in price more than larger company stocks. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The return of principal in bond funds and in a fund’s bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks that are associated with the bonds owned by the underlying fund. Fund shares of the U.S. Government Securities Fund are not guaranteed by the U.S. government. Diversification does not eliminate the risk of investing; losses are possible in diversified portfolios. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Fellow shareholders:

The year ended October 31, 2009, the second full fiscal year for the American Funds Target Date Retirement Series, was one of extreme contrasts. Each of the nine target date funds in the series gained substantial value during the fiscal year but these gains came on the heels of one of the most disappointing 12-month periods in more than 75 years.

The series’ fiscal year began on November 1, 2008, amid the worst bear market since the Great Depression. In just over four months between November 1, 2008, and March 9, 2009, the broad U.S. stock market, as measured by Standard & Poor’s 500 Composite Index, lost 29.3%. Then stock and bond markets around the world rallied strongly, helping propel each fund in the series to solid returns.

[Begin Sidebar]
Results at a glance (for periods ended October 31, 2009, with all distributions reinvested)

		Average annual
		total returns
	Total returns	Lifetime
	1 year	(since 2/1/07)
American Funds Target Date Retirement Series (Class A shares):
2050 Fund	19.33%	–5.19%
2045 Fund	19.28	–5.20
2040 Fund	19.44	–5.18
2035 Fund	19.33	–5.17
2030 Fund	19.24	–5.14
2025 Fund	18.36	–5.20
2020 Fund	17.68	–4.54
2015 Fund	17.14	–3.53
2010 Fund	16.92	–3.19
Standard & Poor’s 500 Composite Index	9.80	–9.41
MSCI EAFE Index	28.41	–7.91
Barclays Capital U.S. Aggregate Index	13.79	6.76
Lipper mixed-asset target indexes:
2050+ Funds Index	18.68%	–8.53	%*
2045 Funds Index	16.99	–8.25	*
2040 Funds Index	17.68	–8.03
2035 Funds Index	18.50	–7.82	*
2030 Funds Index	17.43	–6.74
2025 Funds Index	19.21	–6.73	*
2020 Funds Index	17.11	–3.96
2015 Funds Index	19.92	–2.52
2010 Funds Index	15.70	–1.69

The S&P 500 is a broad measure of primarily large U.S. stocks. The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization weighted index designed to measure developed equity market performance. The Barclays Capital U.S. Aggregate Index (formerly the Lehman Brothers U.S. Aggregate Index) represents the U.S. investment-grade, fixed-rate bond market. Market indexes are unmanaged, and their results include reinvested distributions but do not reflect the effect of sales charges, commissions or expenses. The Lipper indexes track the largest funds in the corresponding category’s Lipper average. The Lipper indexes and averages track target date funds in five-year increments; their results reflect the effect of reinvested distributions, but not sales charges.

*The Lipper index was not in existence for the entire period. Results shown are for the corresponding Lipper average.
[End Sidebar]

[Begin Sidebar]
[photo of a flower-covered hillside]

In this report

Special feature

6	Diversification — the key to meeting multiple retirement goals
Investing in the stocks and bonds of large and small companies in the U.S. and around the world creates a balanced portfolio structured to meet long-term goals.

Contents

1	Letter to shareholders

3	The value of a $10,000 investment

10	Investment strategy for American Funds Target Date Retirement Series

11	Investment portfolios

20	Financial statements

47	Board of directors and other officers
[End Sidebar]

The strength of the market’s recovery between March 9 and the end of the series’ fiscal year was remarkable. During that period, the S&P 500 gained 55.4%, propelling it to a 9.8% gain for the 12 months. Over that 12-month period, developed markets outside North America, as measured by the MSCI EAFE Index, rose 28.4% and the bond market, as measured by the Barclays Capital U.S. Aggregate Index, rose 13.8%.

The 21 American Funds held by the target date funds mostly posted strong gains, helping each fund in the series outpace the S&P 500.

While we are pleased that each fund in the series posted strong returns — gains ranged from 16.9% to 19.4% — we urge our investors to look beyond these short-term results. A year ago, we asked investors to keep the funds’ losses in perspective. This year, after one of the strongest run-ups in market history, the need for perspective is just as compelling.

Each fund in the series is designed as a long-term investment, one that will be actively managed for 30 years beyond the target date. When investors look at their own time horizons — which may be as long as 75 years for some young investors and 30 years for older workers — how the stock and bond markets fare in a single 12-month period carries less significance. Of far more importance is whether their target date fund’s portfolio is structured for the long term.

For example, during the 12 months ended October 31, 2009, bonds outpaced stocks (as measured by the Barclays Capital U.S. Aggregate Index and S&P 500, respectively). In fact, during the series’ short lifetime, bonds have produced better returns than stocks — an average annual total return of 6.8%, compared to an average annual 9.4% loss.

We know that one of the hardest things an investor can do is set emotion aside and look beyond the very recent past. We know, for example, that despite the past two years, stocks have generated higher returns than bonds over long periods of time. (Over the 30 years ended October 31, 2009, the S&P 500 has had an average annual total return of 11.2%, compared to the 8.9% return of the Barclays Capital Index.) We also know that, historically, some types of stocks have been less volatile than others.

The stocks of large companies with a long history of paying dividends, for example, have tended to be less volatile than the stocks of smaller firms that don’t pay dividends. These dividend-paying stocks often make up a significant portion of the growth-and-income and equity-income mutual funds underlying some of the funds in the American Funds Target Date Retirement Series. (A definition of the different types of funds underlying the series can be found on page 8.)

Every fund in the series invests some portion of its portfolio in mutual funds that focus on equities. Over time, though, the mix of these funds changes from growth-oriented mutual funds to funds focusing on growth-and-income or equity-income. Eventually each fund in the series will invest the majority of its assets in bonds but still own stocks. The portfolio of every fund in the series includes at least one bond fund. As we look forward, it is impossible to know what the next year holds. The U.S. economy is showing signs of pulling out of recession, although the strength and duration of the recovery are far from clear. At the same time, many economists worry about the prospect of inflation.

In some ways, we believe that it may be easier to plan for the next 30 years than the next 30 days. That’s because we believe that a well-diversified fund of stocks and bonds that adjusts its allocations slowly over time offers shareholders a good opportunity to reach their long-term retirement goals. As we did last year, we urge our investors to look beyond the short-term numbers and the emotions they generate, and maintain a long-term view.

On a final note, we are pleased to announce the addition of American Funds 2055 Target Date Retirement FundSM to the series. The fund, designed for young investors, will be available on February 1, 2010.

Cordially,

/s/ James B. Lovelace

James B. Lovelace
Vice Chairman of the Board

/s/ Michael J. Downer

Michael J. Downer
President

December 8, 2009

For current information about the series, visit americanfunds.com.

The value of a $10,000 investment
(for the period February 1, 2007, through October 31, 2009, with distributions reinvested)

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment.1 Thus, the net amount invested was $9,425. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

2050 Fund

[begin mountain chart]
	2050 Fund	S&P 500 Index3	Consumer Price Index2

2/1/2007	9,425	10,000	10,000
4/30/2007	9,774	10,298	10,211
7/31/2007	9,953	10,156	10,291
10/31/2007	10,763	10,863	10,322
1/31/2008	9,728	9,717	10,428
4/30/2008	9,843	9,816	10,613
7/31/2008	9,126	9,029	10,867
10/31/2008	6,823	6,944	10,699
1/31/2009	6,156	5,965	10,431
4/30/2009	6,721	6,352	10,535
7/31/2009	7,718	7,228	10,639
10/31/2009	8,141	7,624	10,680
[end mountain chart]

Average annual total returns4 based on a $1,000 investment
(for the periods ended October 31, 2009)*
		Lifetime
	1 year	(since 2/1/07)

Class A shares	12.40%	–7.22%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2045 Fund

[begin mountain chart]
	2045 Fund	S&P 500 Index3	Consumer Price Index2

2/1/2007	9,425	10,000	10,000
4/30/2007	9,774	10,298	10,211
7/31/2007	9,953	10,156	10,291
10/31/2007	10,763	10,863	10,322
1/31/2008	9,726	9,717	10,428
4/30/2008	9,850	9,816	10,613
7/31/2008	9,125	9,029	10,867
10/31/2008	6,824	6,944	10,699
1/31/2009	6,155	5,965	10,431
4/30/2009	6,724	6,352	10,535
7/31/2009	7,711	7,228	10,639
10/31/2009	8,140	7,624	10,680
[end mountain chart]

Average annual total returns4 based on a $1,000 investment
(for the periods ended October 31, 2009)*
		Lifetime
	1 year	(since 2/1/07)

Class A shares	12.37%	–7.22%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2040 Fund
[begin mountain chart]
	2040 Fund	S&P 500 Index3	Consumer Price Index2

2/1/2007	9,425	10,000	10,000
4/30/2007	9,783	10,298	10,211
7/31/2007	9,953	10,156	10,291
10/31/2007	10,763	10,863	10,322
1/31/2008	9,722	9,717	10,428
4/30/2008	9,847	9,816	10,613
7/31/2008	9,130	9,029	10,867
10/31/2008	6,819	6,944	10,699
1/31/2009	6,161	5,965	10,431
4/30/2009	6,722	6,352	10,535
7/31/2009	7,714	7,228	10,639
10/31/2009	8,145	7,624	10,680
[end mountain chart]

Average annual total returns4 based on a $1,000 investment
(for the periods ended October 31, 2009)*
		Lifetime
	1 year	(since 2/1/07)

Class A shares	12.51%	–7.20%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

1As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

2Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

3Standard & Poor’s 500 Composite Index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions or expenses. The index is made up entirely of stocks. American Funds target date funds are a blend of stocks and bonds and are managed to reduce volatility.

4In addition to waiving its management fee, the series’ investment adviser has reimbursed certain expense for some share classes. These reimbursements may be adjusted or discontinued by the investment adviser at any time. Fund results shown reflect the application of the waiver and/or reimbursements. Fund results would have been lower without the waiver and/or reimbursements. See the Financial Highlights table on pages 37 to 41 for details.

2035 Fund
[begin mountain chart]
	2035 Fund	S&P 500 Index3	Consumer Price Index2

2/1/2007	9,425	10,000	10,000
4/30/2007	9,793	10,298	10,211
7/31/2007	9,953	10,156	10,291
10/31/2007	10,763	10,863	10,322
1/31/2008	9,729	9,717	10,428
4/30/2008	9,843	9,816	10,613
7/31/2008	9,127	9,029	10,867
10/31/2008	6,826	6,944	10,699
1/31/2009	6,167	5,965	10,431
4/30/2009	6,730	6,352	10,535
7/31/2009	7,724	7,228	10,639
10/31/2009	8,146	7,624	10,680
[end mountain chart]

Average annual total returns4 based on a $1,000 investment
(for the periods ended October 31, 2009)*
		Lifetime
	1 year	(since 2/1/07)

Class A shares	12.42%	–7.20%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2030 Fund

[begin mountain chart]
	2030 Fund	S&P 500 Index3	Consumer Price Index2

2/1/2007	9,425	10,000	10,000
4/30/2007	9,783	10,298	10,211
7/31/2007	9,934	10,156	10,291
10/31/2007	10,735	10,863	10,322
1/31/2008	9,712	9,717	10,428
4/30/2008	9,827	9,816	10,613
7/31/2008	9,120	9,029	10,867
10/31/2008	6,838	6,944	10,699
1/31/2009	6,196	5,965	10,431
4/30/2009	6,748	6,352	10,535
7/31/2009	7,732	7,228	10,639
10/31/2009	8,154	7,624	10,680
[end mountain chart]

Average annual total returns4 based on a $1,000 investment
(for the periods ended October 31, 2009)*
		Lifetime
	1 year	(since 2/1/07)

Class A shares	12.34%	–7.17%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2025 Fund
[begin mountain chart]
	2025 Fund	S&P 500 Index3	Consumer Price Index2

2/1/2007	9,425	10,000	10,000
4/30/2007	9,783	10,298	10,211
7/31/2007	9,925	10,156	10,291
10/31/2007	10,716	10,863	10,322
1/31/2008	9,715	9,717	10,428
4/30/2008	9,820	9,816	10,613
7/31/2008	9,113	9,029	10,867
10/31/2008	6,878	6,944	10,699
1/31/2009	6,244	5,965	10,431
4/30/2009	6,778	6,352	10,535
7/31/2009	7,726	7,228	10,639
10/31/2009	8,140	7,624	10,680
[end mountain chart]

Average annual total returns4 based on a $1,000 investment
(for the periods ended October 31, 2009)*
		Lifetime
	1 year	(since 2/1/07)

Class A shares	11.54%	–7.22%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2020 Fund
[begin mountain chart]
	2020 Fund	S&P 500 Index3	Consumer Price Index2

2/1/2007	9,425	10,000	10,000
4/30/2007	9,774	10,298	10,211
7/31/2007	9,896	10,156	10,291
10/31/2007	10,650	10,863	10,322
1/31/2008	9,725	9,717	10,428
4/30/2008	9,830	9,816	10,613
7/31/2008	9,161	9,029	10,867
10/31/2008	7,050	6,944	10,699
1/31/2009	6,459	5,965	10,431
4/30/2009	6,964	6,352	10,535
7/31/2009	7,882	7,228	10,639
10/31/2009	8,296	7,624	10,680
[end mountain chart]

Average annual total returns4 based on a $1,000 investment
(for the periods ended October 31, 2009)*
		Lifetime
	1 year	(since 2/1/07)

Class A shares	10.91%	–6.58%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2015 Fund

[begin mountain chart]
	2015 Fund	S&P 500 Index3	Consumer Price Index2

2/1/2007	9,425	10,000	10,000
4/30/2007	9,755	10,298	10,211
7/31/2007	9,840	10,156	10,291
10/31/2007	10,518	10,863	10,322
1/31/2008	9,759	9,717	10,428
4/30/2008	9,845	9,816	10,613
7/31/2008	9,261	9,029	10,867
10/31/2008	7,290	6,944	10,699
1/31/2009	6,782	5,965	10,431
4/30/2009	7,226	6,352	10,535
7/31/2009	8,126	7,228	10,639
10/31/2009	8,540	7,624	10,680
[end mountain chart]

Average annual total returns4 based on a $1,000 investment
(for the periods ended October 31, 2009)*
		Lifetime
	1 year	(since 2/1/07)

Class A shares	10.47%	–5.59%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2010 Fund
[begin mountain chart]
	2010 Fund	S&P 500 Index3	Consumer Price Index2

2/1/2007	9,425	10,000	10,000
4/30/2007	9,755	10,298	10,211
7/31/2007	9,802	10,156	10,291
10/31/2007	10,443	10,863	10,322
1/31/2008	9,725	9,717	10,428
4/30/2008	9,801	9,816	10,613
7/31/2008	9,245	9,029	10,867
10/31/2008	7,375	6,944	10,699
1/31/2009	6,912	5,965	10,431
4/30/2009	7,330	6,352	10,535
7/31/2009	8,205	7,228	10,639
10/31/2009	8,623	7,624	10,680
[end mountain chart]

Average annual total returns4 based on a $1,000 investment

(for the periods ended October 31, 2009)*		Lifetime
	1 year	(since 2/1/07)

Class A shares	10.18%	–5.25%

*Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

2Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

3Standard & Poor’s 500 Composite Index is unmanaged, and its results include reinvested distributions but do not reflect the effect of sales charges, commissions or expenses. The index is made up entirely of stocks. American Funds target date funds are a blend of stocks and bonds and are managed to reduce volatility.

4In addition to waiving its management fee, the series’ investment adviser has reimbursed certain expense for some share classes. These reimbursements may be adjusted or discontinued by the investment adviser at any time. Fund results shown reflect the application of the waiver and/or reimbursements. Fund results would have been lower without the waiver and/or reimbursements. See the Financial Highlights table on pages 37 to 41 for details.

Diversification — the key to
meeting multiple retirement goals

Retirement is a goal almost every American shares, yet everyone defines differently. Few people even agree on when retirement should start. Professional athletes used to “retire” in their 20s or 30s. Now some are playing into their late 40s. Many artists and musicians never retire. Comedian George Burns was still working at age 99. Mick Jagger turned 66 this year and is still singing.

[photo of a flower-covered hillside - a green field and mountains in the background]

[Begin Pull Quote]
In fact, one could easily ask, “What’s the significance of a retirement date?” The simple answer is, very little. Many 65-year-olds will ease into retirement and their mix of assets needs to shift gradually too.
[photo of a flower-covered hillside]
[End Pull Quote]

It’s not just athletes and artists who are working longer. According to the U.S. Census Bureau, more than 25% of Americans work past age 65. With the recent economic slump, many Americans have simply postponed retirement. A recent study of more than 4,000 workers age 51 and older by the University of Michigan Institute for Social Research showed that 65% expect to work past age 62 — up from 60% a year earlier.

In fact, one could easily ask, “What’s the significance of a retirement date?” The simple answer is, very little. Many 65-year-olds will ease into retirement and their mix of assets needs to shift gradually too.

All this presents an interesting challenge for the investment professionals managing the assets in American Funds Target Date Retirement Series. How do you invest for retirement when it seems to be such a moving target?

The first step is to recognize that the series is meeting multiple needs, says Jim Lovelace, an American Funds portfolio counselor and chair of the Portfolio Oversight Committee, which monitors and adjusts the target date funds’ allocations.

“Every individual invested in the series has a different time horizon and a different tolerance for risk, so it’s really not possible for us to offer an investment option that’s tailored to exactly meet every need. Instead, we’ve put together the sum of all the good portfolios offered by American Funds.”

Blending the strengths of stocks and bonds

That “sum” includes a wide array of stock and bond mutual funds that are part of the American Funds family. Some of the mutual funds focus exclusively on stocks, others invest in bonds and some hold a blend of the two. This variety is the cornerstone of the series.

“With the target date funds, we’re building a portfolio for investors who aren’t making their own active decisions about how many stocks and how many bonds they want to own,” says Alan Berro, an American Funds portfolio counselor and a member of the Portfolio Oversight Committee. Of course, building a well-rounded portfolio means more than just throwing in a bunch of stocks and bonds and putting the whole thing on automatic pilot.

“We’re trying to put together the optimal mix of equities and bonds for each target date fund. Then as the investors get closer to retirement, we adjust the mix to become more conservative. It’s a gradual process, not a series of sudden moves in the portfolios,” says Alan.

A quick look at the mutual funds underlying each of the target date funds — each target date fund invests in at least 16 American Funds — shows the gradual progression from growth-oriented funds to funds focused on income and capital preservation as the target date nears. The underlying funds also illustrate the wide diversification investors enjoy within the target date series.

The diversification extends beyond just mixing stocks and bonds. It means investing in different types of companies in different parts of the world. Some of the mutual funds in the series invest almost exclusively in large, well-established U.S. firms, often called “blue chips.” Others invest in small companies and others look only outside the U.S. This blend of U.S. and non-U.S. companies is an especially important part of a long-term strategy, says Jim Lovelace.

The importance of a global view

“It’s always important to own stocks from many countries because of the differences from one economy to the next, the fluctuations in currencies and even the political changes,” Jim says. No one knows which market around the globe will have the best returns from one year to the next.

“The U.S. represents about 300 million people out of about 6 billion,” notes Alan. “Why limit your investment universe when there are a lot of companies outside the U.S. that offer good investment opportunities?”

In fact, markets outside the United States often produce better returns. In the 10 calendar years ending December 31, 2008, the MSCI EAFE (Europe, Australasia, Far East) Index, a broad measure of developed stock markets outside North America, outpaced Standard & Poor’s 500 Composite Index, a broad measure of the U.S. market, seven times. In those 10 years, markets lost ground four times. The S&P 500 declined less than the MSCI EAFE in three of the four downturns.

But an interesting thing happens if the time frame is stretched to 20 years. Then the S&P 500 outpaces the MSCI EAFE Index handily. How can the results be so different between 10 years and 20 years? The answer is simple — the Japanese market — and illustrates exactly why investors should never put all their eggs in one basket.

[Begin Sidebar]
Target Date basics

The American Funds Target Date Retirement Series has attracted great interest since it was launched in February 2007. Still, many investors don’t have a good understanding of how the series works.

Each fund in the series invests in a combination of mutual funds. Which mutual funds the series owns at any specific time depends on the target date of the fund. The funds with the furthest target dates have the highest concentration of growth-oriented mutual funds while those with the closest dates are most heavily concentrated in bond funds, equity-income and balanced funds.

The American Funds Target Date Retirement Series invests in 21 individual mutual funds in the American Funds family. American Funds is one of the three largest fund families in the U.S. The 21 funds fall into four categories: growth, growth-and-income, equity-income and balanced, and bond funds. Here’s a quick description of the types of funds.

Growth funds invest in companies with the goal of growing an investor’s capital. Typically, growth funds invest almost exclusively in stocks and hold few, if any, bonds.

Growth-and-income funds look for companies that will grow but also provide income through dividends. Often a growth-and-income fund will invest in the stocks of big blue-chip companies that are household names.

Equity-income and balanced funds invest in both stocks and bonds. Equity-income funds typically invest in the stocks of companies with a history of steady dividends. These funds often put more emphasis on the income a stock produces and less on its growth potential. The funds also usually own bonds for income. Balanced funds hold a blend of stocks and bonds. While the stocks are usually those of big blue-chip companies, they may be included in the portfolio to provide growth, income, or a combination of growth and income. The bonds in a balanced fund’s portfolio are typically highly rated and can produce a steady stream of income. Balanced funds are designed to offer, in one fund, a complete portfolio for the prudent investor.

Bond funds invest in bonds issued by corporations, governments and government-sponsored entities. Bonds can offer a steady and predictable stream of income and, historically, have not been as volatile as stocks.
[End Sidebar]

After more than tripling in five years in the late 1980s, the Nikkei 225 stock index hit a high of almost 39,000 on December 29, 1989. Now, just shy of 20 years later, it is about 10,000. An investor lured to the Japanese market in the late ’80s may not have recovered today.

Investing in a spectrum of stocks can help reduce the risks inherent in a single market. Investing in bonds can reduce volatility even further. Fixed-income securities play a crucial role in any portfolio designed to meet long-term goals such as retirement, says John Smet, an American Funds portfolio counselor and member of the Portfolio Oversight Committee.

“In general, bonds do well in periods when stocks don’t do well. Investments in bond funds may take a bit off the target fund’s return but they also reduce the fund’s volatility,” John says.

The American Funds Target Date Retirement Series invests in a variety of bond funds because, as with stocks, no one knows which category of bonds — emerging markets, high-yield, investment-grade corporate, international government, or U.S. government — will produce the best results in a specific year. In fact, in the past 10 calendar years, five different categories have produced the best results.

Different time horizons, similar needs

The benefit of offsetting the volatility in stock markets by including bonds is widely understood. But at times, building a solid portfolio can mean taking conventional wisdom with a grain of salt. One rule of thumb that the American Funds Target Date Retirement Series doesn’t follow is that bonds are for older investors and young investors should only own stocks.

The 2050 Fund, the choice for the youngest workers, invests about 5% of its assets in the U.S. Government Securities Fund, while the 2010 Fund invests almost half its assets in growth and growth-and-income funds.

Why should a young person who may not retire before 2050 invest in bonds? “The U.S. Government Securities Fund invests in U.S. government bonds and securities issued by government-sponsored agencies,” says John. “In times of stress, as we’ve had in the past year, U.S. Treasury bonds and agency securities tend to do well. So, for young investors, it’s important to know that their fund will tend not to go down as much as the broad equity market.”

[Begin Pull Quote]
[close-up photo of dandelions and grass]
“Equity prices tend to track corporate earnings, which go up during times of inflation. Investing in stocks gives you the opportunity to keep up with a rising cost of living.”
[End Pull Quote]

“Conversely, if inflation picks up, a retiree’s income wouldn’t be sufficient to maintain their standard of living if they only invest in bonds,” says Joyce Gordon, an American Funds portfolio counselor and member of the Portfolio Oversight Committee. “Equity prices tend to track corporate earnings, which go up during times of inflation. Investing in stocks gives you the opportunity to keep up with a rising cost of living.”

Investing for the long-term

Investors in the American Funds Target Date Retirement Series are, by the very nature of their investment, long-term investors.

Over the past two years, it has been difficult for investors, especially those facing retirement in the near future, to stay focused on the long term. But consider this: The average life expectancy of a 65-year-old is about 20 years and over the past 20 years — a time span that includes the fall of the Berlin Wall, the September 11attacks and the worst recession since the Great Depression — investors in U.S. and non-U.S. stocks and U.S. bonds made money.

A $10,000 investment in the U.S. market, as measured by the S&P 500, would have been worth $46,763 on October 31, 2009. A similar investment in U.S. bonds, as measured by the Barclays Capital U.S. Aggregate Index, would have been worth $39,368. A $10,000 investment in global stocks, as measured by the MSCI EAFE Index excluding Japan, would have grown to $55,523. (These results assume dividends and capital gains were reinvested.)

Any one of several categories of investments — U.S. stocks, non-U.S. stocks, U.S. bonds or non-U.S. bonds — could produce the best results over the next 20 years. But, the similarity of the returns over the past two decades among those major categories of investments reinforces the idea that a well-diversified portfolio of stocks and bonds may be a good way to prepare for retirement, no matter how you define it. ■

[Begin Sidebar]
Finding opportunity in diverse markets

Which market will offer the best opportunity — U.S. stocks, non-U.S. stocks or bonds? The chart below shows that over the past 20 years non-U.S. stocks, as measured by the MSCI EAFE Index ex Japan, have had the best results. U.S. stocks, as measured by Standard & Poor’s 500 Composite Index, and bonds, as measured by the Barclays Capital U.S. Aggregate Index, have also produced solid returns. The variation in returns helps explain why American Funds Target Date Retirement Series invests in a diversified portfolio of mutual funds, including stock and bond funds that invest in the U.S. and around the world.

[begin line chart]
	Standard & Poor’s 500 Composite Index	Barclays Capital U.S. Aggregate Index	MSCI EAFE Index ex Japan

10/31/1989	10,000	10,000	10,000
4/30/1990	9,881	9,950	11,064
10/31/1990	9,252	10,631	11,126
4/30/1991	11,619	11,461	11,724
10/31/1991	12,344	12,312	12,245
4/30/1992	13,245	12,722	13,256
10/31/1992	13,572	13,523	12,243
4/30/1993	14,466	14,409	13,715
10/31/1993	15,595	15,128	15,948
4/30/1994	15,234	14,532	17,037
10/31/1994	16,197	14,573	17,794
4/30/1995	17,891	15,595	18,450
10/31/1995	20,474	16,853	19,710
4/30/1996	23,291	16,943	21,732
10/31/1996	25,405	17,839	23,309
4/30/1997	29,142	18,143	25,590
10/31/1997	33,559	19,425	27,444
4/30/1998	41,102	20,122	34,511
10/31/1998	40,939	21,239	32,823
4/30/1999	50,073	21,385	36,884
10/31/1999	51,445	21,352	37,379
4/30/2000	55,143	21,654	40,434
10/31/2000	54,574	22,911	37,656
4/30/2001	47,994	24,336	35,202
10/31/2001	40,991	26,247	29,345
4/30/2002	41,939	26,244	31,373
10/31/2002	34,803	27,791	25,840
4/30/2003	36,359	28,990	27,010
10/31/2003	42,037	29,155	32,532
4/30/2004	44,673	29,518	36,592
10/31/2004	45,994	30,767	39,836
4/30/2005	47,502	31,070	43,864
10/31/2005	50,002	31,116	46,747
4/30/2006	54,820	31,290	57,356
10/31/2006	58,166	32,731	61,679
4/30/2007	63,167	33,593	73,386
10/31/2007	66,630	34,493	81,242
4/30/2008	60,211	35,900	73,470
10/31/2008	42,589	34,598	41,757
4/30/2009	38,963	37,277	40,773
10/31/2009	46,763	39,368	55,523
[end line chart]
[End Sidebar]

[Begin Sidebar]
Investment strategy for American Funds Target Date Retirement Series

The funds in this series are designed to balance your long-term needs for total return and stability. Each of the nine target date funds manages risk over time, adjusting the blend of assets as its target date approaches and passes. Because maximizing growth should be a priority early in one’s investing life, the allocation to growth funds will be highest during the years furthest away from retirement. As one nears and enters retirement, and there may be less time to recover from a severe stock market shock, the funds will increasingly emphasize income-oriented funds.

The chart below shows the anticipated shifts in each target date fund over time. As you can see, even into retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two or three decades for many people, an equity component makes sense, particularly in the early years of retirement. Investors may begin making withdrawals from their retirement savings when the fund reaches its target date.

What you own

Each of the target date funds is a diversified blend of American Funds, which may include growth, growth-and-income, equity-income and balanced, and bond funds. The investment portfolios beginning on the opposite page show a breakdown of American Funds in each target date fund. Although some of the target date funds have the same initial allocation, those closest to their target date will begin to shift their allocations sooner. Investment allocations and underlying funds are as of October 31, 2009. Allocation percentages and underlying funds are subject to the Portfolio Oversight Committee’s discretion and will evolve over time. Underlying funds may be added or removed during the year. For quarterly updates of the underlying fund allocations, visit AmericanFundsRetirement.com.

Target Date Portfolio	2050	2045	2040	2035	2030	2025	2020	2015	2010
Years to and after retirement	45	40	35	30	25	20	15	10	5	Retire	5	10	15	20	25	30
Growth funds	40	40	40	40	40	40	35	20	15	5	0	0	0	0	0	0
Growth-and-income funds	45	45	45	45	40	35	35	35	30	25	25	20	15	10	5	0
Equity-income and Balanced funds	10	10	10	10	15	20	20	20	20	25	30	30	35	35	35	40
Bond funds	5	5	5	5	5	5	10	25	35	45	45	50	50	55	60	60

Active management
American Funds Target Date Retirement Series is actively managed. Our Portfolio Oversight Committee will continually monitor the underlying fund allocations in each target date fund and, if necessary, make changes in response to market conditions or other considerations. Each target date fund will continue to be managed for approximately 30 years after the fund reaches its target date.

American Funds 2050 Target Date Retirement Fund
Investment portfolio, October 31, 2009

[begin pie chart]
Percent of net assets
Growth funds	39.8%
Growth-and-income funds	44.9
Equity-income and Balanced funds	10.1
Bond funds	5.2

Designed for investors who plan to retire in or near 2050.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 39.8%
AMCAP Fund, Inc., Class R-6	1,053,019	$16,080	7.0%
EuroPacific Growth Fund, Class R-6	247,688	9,154	4.0
The Growth Fund of America, Inc., Class R-6	631,563	16,080	6.9
The New Economy Fund, Class R-6	433,454	9,154	4.0
New Perspective Fund, Inc., Class R-6	665,546	16,080	6.9
New World Fund, Inc., Class R-6	204,184	9,158	4.0
SMALLCAP World Fund, Inc., Class R-6	549,928	16,107	7.0
		91,813	39.8

Growth-and-income funds - 44.9%
American Mutual Fund, Inc., Class R-6	799,337	17,250	7.5
Capital World Growth and Income Fund, Inc., Class R-6	534,091	17,251	7.5
Fundamental Investors, Inc., Class R-6	629,561	19,063	8.3
International Growth and Income Fund, Inc., Class R-6	275,882	7,957	3.4
The Investment Company of America, Class R-6	867,127	20,976	9.1
Washington Mutual Investors Fund, Inc., Class R-6	918,951	21,108	9.1
		103,605	44.9

Equity-income and Balanced funds - 10.1%
American Balanced Fund, Inc., Class R-6	603,776	9,358	4.1
Capital Income Builder, Inc., Class R-6	151,049	7,012	3.0
The Income Fund of America, Inc., Class R-6	474,953	7,039	3.0
		23,409	10.1

Bond funds - 5.2%
U.S. Government Securities Fund, Class R-6	846,261	12,008	5.2

Total investment securities (cost: $243,876,000)		230,835	100.0
Other assets less liabilities		(167)	-

Net assets		$230,668	100.0%

See Notes to Financial Statements

American Funds 2045 Target Date Retirement Fund
Investment portfolio, October 31, 2009

[begin pie chart]
Percent of net assets
Growth funds	39.8%
Growth-and-income funds	44.9
Equity-income and Balanced funds	10.1
Bond funds	5.2

Designed for investors who plan to retire in or near 2045.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 39.8%
AMCAP Fund, Inc., Class R-6	954,877	$14,581	7.0%
EuroPacific Growth Fund, Class R-6	224,660	8,304	3.9
The Growth Fund of America, Inc., Class R-6	572,636	14,579	7.0
The New Economy Fund, Class R-6	393,232	8,305	3.9
New Perspective Fund, Inc., Class R-6	603,448	14,579	7.0
New World Fund, Inc., Class R-6	185,573	8,323	4.0
SMALLCAP World Fund, Inc., Class R-6	499,307	14,625	7.0
		83,296	39.8

Growth-and-income funds - 44.9%
American Mutual Fund, Inc., Class R-6	739,340	15,955	7.6
Capital World Growth and Income Fund, Inc., Class R-6	483,013	15,601	7.5
Fundamental Investors, Inc., Class R-6	562,429	17,030	8.2
International Growth and Income Fund, Inc., Class R-6	263,173	7,590	3.6
The Investment Company of America, Class R-6	774,630	18,738	9.0
Washington Mutual Investors Fund, Inc., Class R-6	820,927	18,857	9.0
		93,771	44.9

Equity-income and Balanced funds - 10.1%
American Balanced Fund, Inc., Class R-6	546,034	8,464	4.1
Capital Income Builder, Inc., Class R-6	136,472	6,335	3.0
The Income Fund of America, Inc., Class R-6	429,508	6,365	3.0
		21,164	10.1

Bond funds - 5.2%
U.S. Government Securities Fund, Class R-6	772,677	10,964	5.2

Total investment securities (cost: $213,647,000)		209,195	100.0
Other assets less liabilities		(141)	-

Net assets		$209,054	100.0%

See Notes to Financial Statements

American Funds 2040 Target Date Retirement Fund
Investment portfolio, October 31, 2009

[begin pie chart]
Percent of net assets
Growth funds	39.8%
Growth-and-income funds	44.8
Equity-income and Balanced funds	10.1
Bond funds	5.3

Designed for investors who plan to retire in or near 2040.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 39.8%
AMCAP Fund, Inc., Class R-6	1,986,453	$30,333	7.0%
EuroPacific Growth Fund, Class R-6	467,488	17,278	3.9
The Growth Fund of America, Inc., Class R-6	1,191,337	30,332	7.0
The New Economy Fund, Class R-6	818,255	17,282	3.9
New Perspective Fund, Inc., Class R-6	1,255,441	30,331	7.0
New World Fund, Inc., Class R-6	385,647	17,296	4.0
SMALLCAP World Fund, Inc., Class R-6	1,037,747	30,396	7.0
		173,248	39.8

Growth-and-income funds - 44.8%
American Mutual Fund, Inc., Class R-6	1,521,086	32,825	7.5
Capital World Growth and Income Fund, Inc., Class R-6	1,008,557	32,576	7.5
Fundamental Investors, Inc., Class R-6	1,175,391	35,591	8.2
International Growth and Income Fund, Inc., Class R-6	534,966	15,429	3.5
The Investment Company of America, Class R-6	1,618,940	39,162	9.0
Washington Mutual Investors Fund, Inc., Class R-6	1,715,698	39,410	9.1
		194,993	44.8

Equity-income and Balanced funds - 10.1%
American Balanced Fund, Inc., Class R-6	1,136,005	17,608	4.1
Capital Income Builder, Inc., Class R-6	283,942	13,180	3.0
The Income Fund of America, Inc., Class R-6	893,906	13,248	3.0
		44,036	10.1

Bond funds - 5.3%
U.S. Government Securities Fund, Class R-6	1,608,623	22,826	5.3

Total investment securities (cost: $455,741,000)		435,103	100.0
Other assets less liabilities		(314)	-

Net assets		$434,789	100.0%

See Notes to Financials Statements

American Funds 2035 Target Date Retirement Fund
Investment portfolio, October 31, 2009

[begin pie chart]
Percent of net assets
Growth funds	39.8%
Growth-and-income funds	40.2
Equity-income and Balanced funds	15.0
Bond funds	5.0

Designed for investors who plan to retire in or near 2035.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 39.8%
AMCAP Fund, Inc., Class R-6	2,419,061	$36,939	7.0%
EuroPacific Growth Fund, Class R-6	569,475	21,048	3.9
The Growth Fund of America, Inc., Class R-6	1,450,866	36,939	7.0
The New Economy Fund, Class R-6	996,582	21,048	3.9
New Perspective Fund, Inc., Class R-6	1,528,935	36,939	7.0
New World Fund, Inc., Class R-6	469,404	21,053	4.0
SMALLCAP World Fund, Inc., Class R-6	1,262,330	36,973	7.0
		210,939	39.8

Growth-and-income funds - 40.2%
American Mutual Fund, Inc., Class R-6	1,538,093	33,192	6.3
Capital World Growth and Income Fund, Inc., Class R-6	1,176,630	38,005	7.2
Fundamental Investors, Inc., Class R-6	1,293,372	39,164	7.4
International Growth and Income Fund, Inc., Class R-6	520,398	15,008	2.8
The Investment Company of America, Class R-6	1,797,290	43,477	8.2
Washington Mutual Investors Fund, Inc., Class R-6	1,904,708	43,751	8.3
		212,597	40.2

Equity-income and Balanced funds - 15.0%
American Balanced Fund, Inc., Class R-6	1,709,456	26,496	5.0
Capital Income Builder, Inc., Class R-6	569,343	26,429	5.0
The Income Fund of America, Inc., Class R-6	1,791,488	26,550	5.0
		79,475	15.0

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-6	1,881,439	26,698	5.0

Total investment securities (cost: $562,398,000)		529,709	100.0
Other assets less liabilities		(394)	-

Net assets		$529,315	100.0%

See Notes to Financial Statements

American Funds 2030 Target Date Retirement Fund
Investment portfolio, October 31, 2009

[begin pie chart]
Percent of net assets
Growth funds	39.7%
Growth-and-income funds	35.2
Equity-income and Balanced funds	20.1
Bond funds	5.0

Designed for investors who plan to retire in or near 2030.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 39.7%
AMCAP Fund, Inc., Class R-6	3,672,205	$56,075	7.0%
EuroPacific Growth Fund, Class R-6	862,642	31,883	3.9
The Growth Fund of America, Inc., Class R-6	2,202,458	56,075	7.0
The New Economy Fund, Class R-6	1,509,624	31,883	3.9
New Perspective Fund, Inc., Class R-6	2,320,967	56,075	7.0
New World Fund, Inc., Class R-6	710,879	31,883	3.9
SMALLCAP World Fund, Inc., Class R-6	1,916,531	56,135	7.0
		320,009	39.7

Growth-and-income funds - 35.2%
American Mutual Fund, Inc., Class R-6	2,057,534	44,401	5.5
Capital World Growth and Income Fund, Inc., Class R-6	1,568,205	50,653	6.3
Fundamental Investors, Inc., Class R-6	1,639,953	49,658	6.1
International Growth and Income Fund, Inc., Class R-6	583,209	16,820	2.1
The Investment Company of America, Class R-6	2,400,009	58,056	7.2
Washington Mutual Investors Fund, Inc., Class R-6	2,801,343	64,347	8.0
		283,935	35.2

Equity-income and Balanced funds - 20.1%
American Balanced Fund, Inc., Class R-6	4,178,374	64,765	8.1
Capital Income Builder, Inc., Class R-6	1,041,823	48,361	6.0
The Income Fund of America, Inc., Class R-6	3,278,651	48,590	6.0
		161,716	20.1

Bond funds - 5.0%
U.S. Government Securities Fund, Class R-6	2,869,486	40,718	5.0

Total investment securities (cost: $856,497,000)		806,378	100.0
Other assets less liabilities		(488)	-

Net assets		$805,890	100.0%

See Notes to Financial Statements

American Funds 2025 Target Date Retirement Fund
Investment portfolio, October 31, 2009

[begin pie chart]
Percent of net assets
Growth funds	35.1%
Growth-and-income funds	34.8
Equity-income and Balanced funds	20.0
Bond funds	10.1

Designed for investors who plan to retire in or near 2025.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 35.1%
AMCAP Fund, Inc., Class R-6	3,322,762	$50,738	6.0%
EuroPacific Growth Fund, Class R-6	884,732	32,700	3.9
The Growth Fund of America, Inc., Class R-6	1,998,242	50,875	6.0
The New Economy Fund, Class R-6	1,239,421	26,176	3.1
New Perspective Fund, Inc., Class R-6	2,373,137	57,335	6.8
New World Fund, Inc., Class R-6	598,300	26,834	3.2
SMALLCAP World Fund, Inc., Class R-6	1,740,211	50,971	6.1
		295,629	35.1

Growth-and-income funds - 34.8%
American Mutual Fund, Inc., Class R-6	2,222,936	47,971	5.7
Capital World Growth and Income Fund, Inc., Class R-6	1,417,811	45,795	5.4
Fundamental Investors, Inc., Class R-6	1,679,283	50,849	6.0
International Growth and Income Fund, Inc., Class R-6	787,528	22,712	2.7
The Investment Company of America, Class R-6	2,461,626	59,547	7.1
Washington Mutual Investors Fund, Inc., Class R-6	2,876,312	66,069	7.9
		292,943	34.8

Equity-income and Balanced funds - 20.0%
American Balanced Fund, Inc., Class R-6	4,344,141	67,334	8.0
Capital Income Builder, Inc., Class R-6	1,086,170	50,420	6.0
The Income Fund of America, Inc., Class R-6	3,406,657	50,487	6.0
		168,241	20.0

Bond funds - 10.1%
U.S. Government Securities Fund, Class R-6	6,021,186	85,441	10.1

Total investment securities (cost: $919,700,000)		842,254	100.0
Other assets less liabilities		(550)	-

Net assets		$841,704	100.0%

See Notes to Financial Statements

American Funds 2020 Target Date Retirement Fund
Investment portfolio, October 31, 2009

[begin pie chart]
Percent of net assets
Growth funds	27.0%
Growth-and-income funds	34.0
Equity-income and Balanced funds	19.4
Bond funds	19.6

Designed for investors who plan to retire in or near 2020.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 27.0%
AMCAP Fund, Inc., Class R-6	3,121,431	$47,664	4.6%
EuroPacific Growth Fund, Class R-6	893,404	33,020	3.2
The Growth Fund of America, Inc., Class R-6	1,797,748	45,771	4.5
The New Economy Fund, Class R-6	849,191	17,935	1.7
New Perspective Fund, Inc., Class R-6	2,380,428	57,511	5.6
New World Fund, Inc., Class R-6	549,092	24,627	2.4
SMALLCAP World Fund, Inc., Class R-6	1,754,113	51,378	5.0
		277,906	27.0

Growth-and-income funds - 34.0%
American Mutual Fund, Inc., Class R-6	2,641,674	57,007	5.5
Capital World Growth and Income Fund, Inc., Class R-6	1,743,581	56,318	5.5
Fundamental Investors, Inc., Class R-6	2,022,774	61,250	5.9
International Growth and Income Fund, Inc., Class R-6	806,218	23,251	2.3
The Investment Company of America, Class R-6	2,974,564	71,955	7.0
Washington Mutual Investors Fund, Inc., Class R-6	3,482,041	79,982	7.8
		349,763	34.0

Equity-income and Balanced funds - 19.4%
American Balanced Fund, Inc., Class R-6	5,167,983	80,104	7.8
Capital Income Builder, Inc., Class R-6	1,285,090	59,654	5.8
The Income Fund of America, Inc., Class R-6	4,056,217	60,113	5.8
		199,871	19.4

Bond funds - 19.6%
The Bond Fund of America, Inc., Class R-6	4,195,378	49,673	4.8
Capital World Bond Fund, Inc., Class R-6	2,424,682	49,536	4.8
U.S. Government Securities Fund, Class R-6	7,201,886	102,195	10.0
		201,404	19.6

Total investment securities (cost: $1,134,385,000)		1,028,944	100.0
Other assets less liabilities		(686)	-

Net assets		$1,028,258	100.0%

See Notes to Financial Statements

American Funds 2015 Target Date Retirement Fund
Investment portfolio, October 31, 2009

[begin pie chart]
Percent of net assets
Growth funds	20.4%
Growth-and-income funds	34.5
Equity-income and Balanced funds	19.7
Bond funds	25.4

Designed for investors who plan to retire in or near 2015.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 20.4%
AMCAP Fund, Inc., Class R-6	2,289,787	$34,965	4.0%
EuroPacific Growth Fund, Class R-6	636,848	23,538	2.7
The Growth Fund of America, Inc., Class R-6	1,327,425	33,796	3.9
New Perspective Fund, Inc., Class R-6	1,788,985	43,222	5.0
New World Fund, Inc., Class R-6	355,141	15,928	1.9
SMALLCAP World Fund, Inc., Class R-6	864,339	25,317	2.9
		176,766	20.4

Growth-and-income funds - 34.5%
American Mutual Fund, Inc., Class R-6	2,265,416	48,888	5.6
Capital World Growth and Income Fund, Inc., Class R-6	1,534,407	49,561	5.7
Fundamental Investors, Inc., Class R-6	1,692,378	51,245	5.9
International Growth and Income Fund, Inc., Class R-6	791,599	22,830	2.6
The Investment Company of America, Class R-6	2,488,718	60,202	7.0
Washington Mutual Investors Fund, Inc., Class R-6	2,914,084	66,937	7.7
		299,663	34.5

Equity-income and Balanced funds - 19.7%
American Balanced Fund, Inc., Class R-6	4,429,286	68,654	7.9
Capital Income Builder, Inc., Class R-6	1,105,070	51,297	5.9
The Income Fund of America, Inc., Class R-6	3,466,006	51,366	5.9
		171,317	19.7

Bond funds - 25.4%
The Bond Fund of America, Inc., Class R-6	7,495,313	88,744	10.2
Capital World Bond Fund, Inc., Class R-6	2,122,325	43,359	5.0
U.S. Government Securities Fund, Class R-6	6,246,341	88,636	10.2
		220,739	25.4

Total investment securities (cost: $957,416,000)		868,485	100.0
Other assets less liabilities		(450)	-

Net assets		$868,035	100.0%

See Notes to Financial Statements

American Funds 2010 Target Date Retirement Fund
Investment portfolio, October 31, 2009

[begin pie chart]
Percent of net assets
Growth funds	14.8%
Growth-and-income funds	29.1
Equity-income and Balanced funds	22.8
Bond funds	33.3

Designed for investors who plan to retire in or near 2010.
[end pie chart]

			Percent
		Value	of net
Fund investments	Shares	(000)	assets

Growth funds - 14.8%
AMCAP Fund, Inc., Class R-6	1,405,169	$21,457	3.3%
EuroPacific Growth Fund, Class R-6	245,499	9,073	1.4
The Growth Fund of America, Inc., Class R-6	818,135	20,830	3.3
New Perspective Fund, Inc., Class R-6	1,109,932	26,816	4.2
New World Fund, Inc., Class R-6	189,694	8,508	1.3
SMALLCAP World Fund, Inc., Class R-6	284,255	8,326	1.3
		95,010	14.8

Growth-and-income funds - 29.1%
American Mutual Fund, Inc., Class R-6	1,669,952	36,038	5.6
Capital World Growth and Income Fund, Inc., Class R-6	1,193,804	38,560	6.0
Fundamental Investors, Inc., Class R-6	1,197,629	36,264	5.7
International Growth and Income Fund, Inc., Class R-6	90,791	2,618	.4
The Investment Company of America, Class R-6	1,515,546	36,661	5.7
Washington Mutual Investors Fund, Inc., Class R-6	1,577,185	36,228	5.7
		186,369	29.1

Equity-income and Balanced funds - 22.8%
American Balanced Fund, Inc., Class R-6	2,731,469	42,338	6.6
Capital Income Builder, Inc., Class R-6	1,116,054	51,807	8.1
The Income Fund of America, Inc., Class R-6	3,500,703	51,881	8.1
		146,026	22.8

Bond funds - 33.3%
American High-Income Trust, Class R-6	2,857,767	29,549	4.6
The Bond Fund of America, Inc., Class R-6	5,268,256	62,376	9.7
Capital World Bond Fund, Inc., Class R-6	1,463,726	29,904	4.7
Intermediate Bond Fund of America, Class R-6	2,245,866	29,668	4.6
U.S. Government Securities Fund, Class R-6	4,399,569	62,430	9.7
		213,927	33.3

Total investment securities (cost: $724,000,000)		641,332	100.0
Other assets less liabilities		(364)	-

Net assets		$640,968	100.0%

See Notes to Financial Statements

Financial statements

Statements of assets and liabilities				(dollars and shares in thousands, except per-share amounts)
at October 31, 2009
	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

Assets:
Investment securities, at value	$230,835	$209,195	$435,103	$529,709	$806,378	$842,254	$1,028,944	$868,485	$641,332
Receivables for:
Sales of investments	-	-	-	-	-	-	-	-	615
Sales of fund's shares	897	585	1,504	1,267	2,941	2,385	2,400	1,515	1,095
Dividends	2	2	4	4	7	15	55	83	77
Reimbursements from affiliates	21	19	24	21	21	19	18	15	11
Total assets	231,755	209,801	436,635	531,001	809,347	844,673	1,031,417	870,098	643,130

Liabilities:
Payables for:
Purchases of investments	202	173	613	609	732	533	729	891	-
Repurchases of fund's shares	682	392	871	640	2,052	1,757	1,646	520	1,709
Services provided by affiliates	179	161	334	410	642	650	752	625	431
Directors' deferred compensation	2	1	3	4	6	7	10	9	8
Other	22	20	25	23	25	22	22	18	14
Total liabilities	1,087	747	1,846	1,686	3,457	2,969	3,159	2,063	2,162
Net assets at October 31, 2009	$230,668	$209,054	$434,789	$529,315	$805,890	$841,704	$1,028,258	$868,035	$640,968

Net assets consist of:
Capital paid in on shares of capital stock	$239,765	$211,011	$449,947	$554,902	$845,303	$906,243	$1,116,361	$939,692	$711,244
Undistributed net investment income	1,859	1,647	3,513	4,509	6,963	8,163	11,865	12,312	10,995
Undistributed net realized gain	2,085	848	1,967	2,593	3,743	4,744	5,473	4,962	1,397
Net unrealized depreciation	(13,041)	(4,452)	(20,638)	(32,689)	(50,119)	(77,446)	(105,441)	(88,931)	(82,668)
Net assets at October 31, 2009	$230,668	$209,054	$434,789	$529,315	$805,890	$841,704	$1,028,258	$868,035	$640,968

Investment securities, at cost	$243,876	$213,647	$455,741	$562,398	$856,497	$919,700	$1,134,385	$957,416	$724,000

Total authorized capital stock - 1,000,000 shares per fund, $0.001 par value
Class A:
Net assets	$83,597	$68,878	$142,457	$186,064	$268,081	$295,939	$374,311	$360,195	$295,143
Shares outstanding	10,348	8,441	17,524	22,936	32,997	36,657	45,536	42,602	34,854
Net asset value per share	$8.08	$8.16	$8.13	$8.11	$8.12	$8.07	$8.22	$8.45	$8.47
Maximum offering price per share	$8.57	$8.66	$8.63	$8.60	$8.62	$8.56	$8.72	$8.97	$8.99
Class R-1:
Net assets	$1,994	$2,037	$4,044	$3,805	$8,741	$5,039	$7,356	$6,828	$2,331
Shares outstanding	250	252	504	475	1,087	631	906	818	277
Net asset value per share(*)	$7.97	$8.07	$8.02	$8.01	$8.04	$7.99	$8.12	$8.35	$8.42
Class R-2:
Net assets	$60,068	$55,895	$110,125	$139,134	$197,529	$204,244	$214,944	$169,123	$98,307
Shares outstanding	7,527	6,944	13,729	17,374	24,634	25,637	26,466	20,260	11,745
Net asset value per share(*)	$7.98	$8.05	$8.02	$8.01	$8.02	$7.97	$8.12	$8.35	$8.37
Class R-3:
Net assets	$57,379	$52,582	$106,089	$123,546	$197,536	$204,594	$254,120	$215,184	$138,523
Shares outstanding	7,150	6,487	13,127	15,320	24,463	25,498	31,092	25,603	16,449
Net asset value per share(*)	$8.02	$8.11	$8.08	$8.06	$8.07	$8.02	$8.17	$8.40	$8.42
Class R-4:
Net assets	$18,598	$17,458	$45,065	$46,878	$91,883	$91,333	$129,604	$83,795	$72,973
Shares outstanding	2,304	2,140	5,547	5,783	11,314	11,321	15,772	9,915	8,619
Net asset value per share(*)	$8.07	$8.16	$8.12	$8.11	$8.12	$8.07	$8.22	$8.45	$8.47
Class R-5:
Net assets	$8,656	$12,154	$24,830	$29,859	$36,913	$40,202	$39,599	$32,624	$29,675
Shares outstanding	1,067	1,483	3,042	3,666	4,524	4,959	4,797	3,843	3,490
Net asset value per share(*)	$8.11	$8.20	$8.16	$8.15	$8.16	$8.11	$8.25	$8.49	$8.50
Class R-6:
Net assets	$376	$50	$2,179	$29	$5,207	$353	$8,324	$286	$4,016
Shares outstanding	47	6	268	4	641	44	1,012	34	473
Net asset value per share(*)	$8.08	$8.17	$8.13	$8.12	$8.13	$8.08	$8.23	$8.46	$8.48

(*)Maximum offering price and redemption price per share were equal to the net asset value per share.

See Notes to Financial Statements

Statements of operations								(dollars in thousands)
for the year ended October 31, 2009
	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

Investment income:
Income:
Dividends	$3,999	$3,488	$7,516	$9,595	$14,770	$16,816	$22,444	$21,698	$18,494
Interest	18	2	5	8	41	22	48	3	46
	4,017	3,490	7,521	9,603	14,811	16,838	22,492	21,701	18,540

Fees and expenses(*):
Investment advisory services	155	136	290	363	546	595	734	638	485
Distribution services	647	573	1,195	1,484	2,238	2,400	2,869	2,422	1,721
Administrative services	428	400	630	702	943	943	1,028	873	631
Reports to shareholders	13	11	24	30	46	50	63	55	43
Registration statement and prospectus	78	68	124	142	198	211	256	221	168
Directors' compensation	2	2	4	5	8	9	11	10	8
Auditing and legal	3	3	5	7	10	11	13	11	8
Custodian	30	30	31	31	31	31	31	30	31
State and local taxes	1	1	1	1	1	1	1	1	1
Other	10	11	23	29	44	48	60	53	40
Total fees and expenses before reimbursements/waivers	1,367	1,235	2,327	2,794	4,065	4,299	5,066	4,314	3,136
Less reimbursements/waivers of fees and expenses:
Investment advisory services	155	136	290	363	546	595	734	638	485
Administrative services	171	175	157	110	72	13	15	12	10
Other	107	98	154	173	229	243	288	254	203
Total fees and expenses after reimbursements/waivers	934	826	1,726	2,148	3,218	3,448	4,029	3,410	2,438
Net investment income	3,083	2,664	5,795	7,455	11,593	13,390	18,463	18,291	16,102

Net realized gain and unrealized appreciation on investments:
Net realized gain (loss) on sales of investments	1,068	1	55	127	91	708	301	963	(1,427)
Capital gain distributions received	1,026	850	1,918	2,466	3,659	4,037	5,189	4,046	2,877
Net realized gain	2,094	851	1,973	2,593	3,750	4,745	5,490	5,009	1,450
Net unrealized appreciation on investments	30,781	30,015	60,487	74,890	108,493	109,266	121,944	96,027	66,966
Net realized gain and unrealized appreciation on investments	32,875	30,866	62,460	77,483	112,243	114,011	127,434	101,036	68,416
Net increase in net assets resulting from operations	$35,958	$33,530	$68,255	$84,938	$123,836	$127,401	$145,897	$119,327	$84,518

(*)Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	2050 Fund				2045 Fund						2040 Fund				2035 Fund
	Year ended October 31, 2009	Year ended October 31, 2008			Year ended October 31, 2009			Year ended October 31, 2008			Year ended October 31, 2009	Year ended October 31, 2008			Year ended October 31, 2009	Year ended October 31, 2008

Operations:
Net investment income	$3,083	$1,392			$2,664			$993			$5,795	$2,406			$7,455	$3,360
Net realized gain	2,094	3,262			851			1,995			1,973	5,004			2,593	7,067
Net unrealized appreciation (depreciation) on investments	30,781	(46,454)			30,015			(35,881)			60,487	(84,903)			74,890	(113,431)
Net increase (decrease) in net assets resulting from operations	35,958	(41,800)			33,530			(32,893)			68,255	(77,493)			84,938	(103,004)

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class A	(882)	(335)			(633)			(174)			(1,495)	(441)			(2,131)	(670)
Class R-1	(23)	(1)			(9)			(2)			(31)	(6)			(23)	(7)
Class R-2	(387)	(151)			(355)			(63)			(750)	(177)			(975)	(256)
Class R-3	(528)	(118)			(408)			(114)			(954)	(247)			(1,137)	(375)
Class R-4	(158)	(41)			(145)			(22)			(359)	(93)			(497)	(108)
Class R-5	(68)	(21)			(116)			(19)			(271)	(46)			(313)	(62)
Total dividends from net investment income	(2,046)	(667)			(1,666)			(394)			(3,860)	(1,010)			(5,076)	(1,478)
Distributions from net realized gain:
Net short-term realized gains:
Class A	(43)	(12)			(9)			-			(31)	(13)			-	-
Class R-1	(1)	-	(	*)	-	(	*)	-			(1)	-	(	*)	-	-
Class R-2	(28)	(7)			(7)			-			(21)	(6)			-	-
Class R-3	(29)	(4)			(7)			-			(23)	(7)			-	-
Class R-4	(8)	(1)			(2)			-			(8)	(2)			-	-
Class R-5	(3)	(1)			(1)			-			(5)	(1)			-	-
Net long-term realized gains:
Class A	(1,198)	(2)			(672)			(1)			(1,685)	(3)			(2,617)	(5)
Class R-1	(38)	-	(	*)	(14)			-	(	*)	(47)	-	(	*)	(40)	-	(	*)
Class R-2	(780)	(1)			(509)			(1)			(1,187)	(2)			(1,717)	(2)
Class R-3	(816)	(1)			(500)			(1)			(1,274)	(2)			(1,665)	(3)
Class R-4	(217)	(1)			(157)			-	(	*)	(409)	(1)			(623)	(1)
Class R-5	(85)	-	(	*)	(111)			-	(	*)	(279)	(1)			(354)	-	(	*)
Total distributions from net realized gain	(3,246)	(30)			(1,989)			(3)			(4,970)	(38)			(7,016)	(11)
Total dividends and distributions paid to shareholders	(5,292)	(697)			(3,655)			(397)			(8,830)	(1,048)			(12,092)	(1,489)

Net capital share transactions	102,080	95,168			97,401			88,332			186,957	200,281			211,039	249,757

Total increase in net assets	132,746	52,671			127,276			55,042			246,382	121,740			283,885	145,264

Net assets:
Beginning of year	97,922	45,251			81,778			26,736			188,407	66,667			245,430	100,166
End of year	$230,668	$97,922			$209,054			$81,778			$434,789	$188,407			$529,315	$245,430

Undistributed net investment income	$1,859	$833			$1,647			$653			$3,513	$1,575			$4,509	$2,126

(*)Amount less than one thousand.

See Notes to Financial Statements

Statements of changes in net assets																	(dollars in thousands)
	2030 Fund				2025 Fund				2020 Fund				2015 Fund				2010 Fund
	Year ended October 31, 2009	Year ended October 31, 2008			Year ended October 31, 2009	Year ended October 31, 2008			Year ended October 31, 2009	Year ended October 31, 2008			Year ended October 31, 2009	Year ended October 31, 2008			Year ended October 31, 2009	Year ended October 31, 2008

Operations:
Net investment income	$11,593	$5,218			$13,390	$6,681			$18,463	$9,699			$18,291	$10,559			$16,102	$10,425
Net realized gain	3,750	10,320			4,745	12,929			5,490	16,113			5,009	12,832			1,450	10,548
Net unrealized appreciation (depreciation) on investments	108,493	(166,745)			109,266	(196,750)			121,944	(240,602)			96,027	(195,529)			66,966	(158,310)
Net increase (decrease) in net assets resulting from operations	123,836	(151,207)			127,401	(177,140)			145,897	(214,790)			119,327	(172,138)			84,518	(137,337)

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class A	(3,183)	(974)			(3,927)	(1,398)			(5,620)	(1,904)			(6,472)	(2,067)			(6,271)	(2,260)
Class R-1	(55)	(19)			(34)	(11)			(73)	(16)			(64)	(13)			(21)	(12)
Class R-2	(1,455)	(333)			(1,717)	(417)			(2,171)	(534)			(2,041)	(541)			(1,561)	(376)
Class R-3	(1,939)	(553)			(2,236)	(720)			(3,246)	(1,024)			(3,144)	(949)			(2,660)	(942)
Class R-4	(878)	(247)			(1,194)	(246)			(1,478)	(396)			(1,321)	(381)			(1,352)	(431)
Class R-5	(461)	(77)			(505)	(89)			(694)	(95)			(620)	(96)			(844)	(161)
Total dividends from net investment income	(7,971)	(2,203)			(9,613)	(2,881)			(13,282)	(3,969)			(13,662)	(4,047)			(12,709)	(4,182)
Distributions from net realized gain:
Net short-term realized gains:
Class A	(62)	-			(72)	(10)			-	-			(124)	-			-	(144)
Class R-1	(1)	-			(1)	-	(	*)	-	-			(2)	-			-	(1)
Class R-2	(40)	-			(43)	(4)			-	-			(49)	-			-	(29)
Class R-3	(44)	-			(48)	(5)			-	-			(66)	-			-	(61)
Class R-4	(17)	-			(22)	(2)			-	-			(25)	-			-	(27)
Class R-5	(8)	-			(8)	(1)			-	-			(11)	-			-	(9)
Net long-term realized gains:
Class A	(3,632)	(7)			(4,701)	(10)			(6,241)	(13)			(5,637)	(13)			(4,963)	(13)
Class R-1	(91)	-	(	*)	(58)	-	(	*)	(102)	-	(	*)	(65)	-	(	*)	(24)	-	(	*)
Class R-2	(2,307)	(3)			(2,803)	(3)			(3,190)	(4)			(2,205)	(4)			(1,533)	(2)
Class R-3	(2,584)	(4)			(3,095)	(6)			(4,122)	(7)			(3,002)	(6)			(2,321)	(6)
Class R-4	(1,026)	(2)			(1,444)	(1)			(1,653)	(3)			(1,143)	(2)			(1,066)	(2)
Class R-5	(482)	-	(	*)	(553)	-	(	*)	(706)	(1)			(489)	(1)			(612)	(1)
Total distributions from net realized gain	(10,294)	(16)			(12,848)	(42)			(16,014)	(28)			(12,818)	(26)			(10,519)	(295)
Total dividends and distributions paid to shareholders	(18,265)	(2,219)			(22,461)	(2,923)			(29,296)	(3,997)			(26,480)	(4,073)			(23,228)	(4,477)

Net capital share transactions	333,072	379,703			309,317	424,168			362,801	515,590			279,201	441,038			179,640	329,666

Total increase in net assets	438,643	226,277			414,257	244,105			479,402	296,803			372,048	264,827			240,930	187,852

Net assets:
Beginning of year	367,247	140,970			427,447	183,342			548,856	252,053			495,987	231,160			400,038	212,186
End of year	$805,890	$367,247			$841,704	$427,447			$1,028,258	$548,856			$868,035	$495,987			$640,968	$400,038

Undistributed net investment income	$6,963	$3,404			$8,163	$4,389			$11,865	$6,732			$12,312	$7,686			$10,995	$7,648

(*)Amount less than one thousand.

See Notes to Financial Statements

Notes to financial statements

1. Organization and significant accounting policies

Organization – American Funds Target Date Retirement Series, Inc. (the "series") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of nine funds (the “funds”) – American Funds 2050 Target Date Retirement Fund ("2050 Fund"), American Funds 2045 Target Date Retirement Fund ("2045 Fund"), American Funds 2040 Target Date Retirement Fund ("2040 Fund"), American Funds 2035 Target Date Retirement Fund ("2035 Fund"), American Funds 2030 Target Date Retirement Fund ("2030 Fund"), American Funds 2025 Target Date Retirement Fund ("2025 Fund"), American Funds 2020 Target Date Retirement Fund ("2020 Fund"), American Funds 2015 Target Date Retirement Fund ("2015 Fund") and American Funds 2010 Target Date Retirement Fund ("2010 Fund").

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”) is the investment adviser of the underlying funds.

Each fund in the series has seven share classes consisting of one retail share class (Class A) and six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6). Class A shares are subject to an initial sales charge of up to 5.75%. The six retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans.

On May 1, 2009, each fund in the series made an additional retirement plan share class (Class R-6) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). Refer to the fund’s retirement plan prospectus for more details. Also on May 1, 2009, each of the funds in the series exchanged its respective portfolio investments in R-5 shares of the underlying funds for R-6 shares in the same underlying funds. The exchange did not change the percent of a fund’s portfolio investments allocated to each underlying fund. As a result of the exchange of R-5 shares for R-6 shares in the underlying funds, the administrative services fee for the funds (other than the R-6 share class) was increased to compensate for the lower administrative services fee paid at the underlying fund level. This resulted in no overall change to the net effective expense ratio.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the funds:

Net asset value – Each fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security valuation – The net asset value of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.

Security transactions and related investment income – Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses – The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 37 to 41.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

2. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Investments in each fund are subject to risks related to their allocation strategy. For investors who are close to, or in retirement, each fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are further from retirement, there is a risk a fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

The success of each fund will be impacted by the results of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds. For example, the prices of securities held by underlying funds may decline in response to certain events, including those directly involving the companies whose securities are owned by the underlying funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations.

In addition, investing in stocks may involve large price swings and potential for loss. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. These risks will be more significant for a fund in the years preceding its target date because a greater proportion of the fund’s assets will consist of underlying funds which primarily invest in stocks.

Investing in bonds involves the risk that their values may be affected by changing interest rates, effective maturities and credit ratings of these securities. These risks will be more significant as each fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds which primarily invest in bonds. For example, the values of debt securities in an underlying fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. As a result, the value of the underlying fund may be similarly affected.

Investing in stocks and bonds of issuers based outside the U.S. may involve the risks described above to a greater extent and may also be affected by other risks, such as currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

3. Taxation and distributions

Federal income taxation – Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2009, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any significant interest or penalties.

The series is not subject to examination by U.S. federal tax authorities or state tax authorities for tax years before 2007.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and distributions from net short-term realized gains shown on the accompanying financial statements are considered ordinary income distributions for tax purposes. Distributions from net long-term realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.

As of October 31, 2009, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

	2050 Fund	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
Undistributed ordinary income	$2,894	$1,648	$3,515	$4,622	$6,966	$8,642	$11,919	$13,069	$10,999
Undistributed long-term capital gain	1,060	849	1,971	2,482	3,750	4,269	5,425	4,243	1,680
Gross unrealized appreciation on investment securities	1,376	2,257	2,990	3,476	4,027	4,773	12,785	8,202	7,051
Gross unrealized depreciation on investment securities	(14,425)	(6,709)	(23,631)	(36,165)	(54,153)	(82,219)	(118,226)	(97,166)	(90,002)
Net unrealized depreciation on investment securities	(13,049)	(4,452)	(20,641)	(32,689)	(50,126)	(77,446)	(105,441)	(88,964)	(82,951)
Cost of investment securities	243,884	213,647	455,744	562,398	856,504	919,700	1,134,385	957,449	724,283
Reclassification to (from) undistributed net investment income from (to) undistributed net realized gain	6	(2)	8	12	(22)	19	-	-	-
Reclassification to capital paid in on shares of capital stock from undistributed net investment income	17	2	5	8	41	22	48	3	46

4. Fees and transactions with related parties

CRMC, the series’ investment adviser, also advises the underlying American Funds and is the parent company of American Funds Service Company® ("AFS"), the series’ transfer agent, and American Funds Distributors®, Inc. ("AFD"), the principal underwriter of the series’ shares.

Investment advisory services – The Investment Advisory and Service Agreement between CRMC and the series provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.10% of daily net assets. CRMC is currently waiving these fees. Investment advisory services fees are presented gross of the waiver from CRMC. CRMC receives fees from the underlying American Funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 37 to 41.

Other reimbursement – CRMC has agreed to reimburse a portion of the fees and expenses of the funds during their start-up period. This reimbursement may be adjusted or discontinued by CRMC at any time. Fees and expenses in the statements of operations are presented gross of the reimbursements from CRMC. The amounts reimbursed by CRMC are reflected as other reimbursements/waivers.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The series has adopted plans of distribution for all share classes, except Classes R-5 and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-3	0.50	0.75
Class R-4	0.25	0.50

For Class A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of October 31, 2009, there were no unreimbursed expenses subject to reimbursement for Class A.

Administrative services – The series has an administrative services agreement with CRMC to provide certain services, including transfer agent and recordkeeping services, as well as oversight and coordination of third parties providing such services. Each share class, except Class R-6, pays CRMC an administrative services fee based on an annual rate of up to 0.10% (0.05% for Class R-5) on average daily net assets. The Class R-6 shares do not pay any administrative services fees.

The underlying funds also pay an administrative services fee of up to 0.05%. The aggregate administrative services fee paid to CRMC for each share class together with the underlying fund investments is up to 0.05% for Class R-6 shares, up to 0.10% for Class R-5 shares and up to 0.15% for all other share classes. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 37 to 41.

Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the funds’ behalf for a portion of the transfer agent services fees for the retirement plan share classes.

Expenses under the agreements described above for the year ended October 31, 2009, were as follows:

		Administrative services
	Distribution services	CRMC administrative services	Transfer agent services	Transfer agent services reimbursement
2050 Fund
Class A	$112,627	$46,536	$-	$-
Class R-1	14,148	1,133	2,966	(2,966)
Class R-2	298,911	32,608	222,947	(119,322)
Class R-3	191,196	30,951	71,250	(40,603)
Class R-4	29,919	9,276	6,656	(6,656)
Class R-5	Not applicable	1,685	1,842	(1,842)
Class R-6(*)	Not applicable	Not applicable	46	(46)
Total	$646,801	$122,189	$305,707	$(171,435)

2045 Fund
Class A	$94,858	$37,917	$-	$-
Class R-1	11,031	897	2,548	(2,548)
Class R-2	266,646	29,248	215,236	(122,797)
Class R-3	170,944	28,113	68,794	(41,441)
Class R-4	29,044	7,539	6,434	(6,434)
Class R-5	Not applicable	2,253	1,500	(1,500)
Class R-6(*)	Not applicable	Not applicable	19	(19)
Total	$572,523	$105,967	$294,531	$(174,739)

2040 Fund
Class A	$189,249	$78,893	$-	$-
Class R-1	26,568	1,973	4,215	(4,215)
Class R-2	543,269	59,003	292,762	(104,428)
Class R-3	368,877	59,753	97,531	(38,510)
Class R-4	67,512	20,732	7,703	(7,703)
Class R-5	Not applicable	4,973	2,226	(2,226)
Class R-6(*)	Not applicable	Not applicable	52	(52)
Total	$1,195,475	$225,327	$404,489	$(157,134)

2035 Fund
Class A	$254,982	$105,233	$-	$-
Class R-1	23,301	1,265	3,388	(3,388)
Class R-2	694,323	75,444	308,017	(67,318)
Class R-3	428,627	69,051	98,404	(29,823)
Class R-4	82,778	25,942	7,367	(7,367)
Class R-5	Not applicable	5,707	1,780	(1,780)
Class R-6(*)	Not applicable	Not applicable	25	(25)
Total	$1,484,011	$282,642	$418,981	$(109,701)

2030 Fund
Class A	$372,732	$150,450	$-	$-
Class R-1	54,048	3,456	5,157	(5,157)
Class R-2	974,190	105,570	370,766	(33,046)
Class R-3	690,896	110,414	133,600	(23,056)
Class R-4	146,453	45,199	8,302	(8,302)
Class R-5	Not applicable	7,626	2,279	(2,279)
Class R-6(*)	Not applicable	Not applicable	53	(53)
Total	$2,238,319	$422,715	$520,157	$(71,893)

2025 Fund
Class A	$436,346	$171,589	$-	$-
Class R-1	34,943	1,984	3,842	(3,842)
Class R-2	1,037,533	111,881	344,337	-
Class R-3	723,592	115,357	124,934	-
Class R-4	167,507	51,197	7,650	(7,650)
Class R-5	Not applicable	8,138	1,822	(1,822)
Class R-6(*)	Not applicable	Not applicable	25	(25)
Total	$2,399,921	$460,146	$482,610	$(13,339)

2020 Fund
Class A	$557,471	$218,747	$-	$-
Class R-1	48,511	2,907	4,614	(4,614)
Class R-2	1,123,583	119,485	315,062	-
Class R-3	925,734	145,808	139,004	-
Class R-4	213,362	63,207	8,122	(8,122)
Class R-5	Not applicable	9,218	2,194	(2,194)
Class R-6(*)	Not applicable	Not applicable	64	(64)
Total	$2,868,661	$559,372	$469,060	$(14,994)

2015 Fund
Class A	$558,317	$216,201	$-	$-
Class R-1	40,710	2,711	3,477	(3,477)
Class R-2	889,772	94,980	251,776	-
Class R-3	779,862	123,373	117,923	-
Class R-4	152,906	47,255	6,644	(6,644)
Class R-5	Not applicable	6,965	1,776	(1,776)
Class R-6(*)	Not applicable	Not applicable	21	(21)
Total	$2,421,567	$491,485	$381,617	$(11,918)

2010 Fund
Class A	$490,291	$176,460	$-	$-
Class R-1	14,581	836	2,253	(2,253)
Class R-2	551,410	57,834	175,724	-
Class R-3	535,660	82,618	82,053	-
Class R-4	129,321	38,263	6,251	(6,251)
Class R-5	Not applicable	6,454	1,894	(1,894)
Class R-6(*)	Not applicable	Not applicable	55	(55)
Total	$1,721,263	$362,465	$268,230	$(10,453)

(*)Class R-6 was offered beginning May 1, 2009.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 2007, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Directors’ compensation shown on the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase (decrease) in the value of the deferred amounts as follows:

		Increase (decrease)
		in value
	Current fees	of deferred amounts
2050 Fund	$2,227	$24
2045 Fund	1,908	41
2040 Fund	4,152	71
2035 Fund	5,281	75
2030 Fund	7,963	117
2025 Fund	8,860	98
2020 Fund	11,129	73
2015 Fund	9,828	53
2010 Fund	7,700	(26)

Affiliated officers and directors – Officers and certain directors of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the series.

5. Disclosure of fair value measurements

The funds classify their respective assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2009, all of the investment securities for each fund were classified as Level 1.

6. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2009, as follows (dollars in thousands):

	Purchases	Sales
2050 Fund	$108,942	$7,911
2045 Fund	97,378	5
2040 Fund	187,598	1,473
2035 Fund	209,770	590
2030 Fund	331,849	1,347
2025 Fund	311,098	6,134
2020 Fund	366,356	8,492
2015 Fund	286,294	10,714
2010 Fund	198,807	22,936

7. Capital share transactions

Capital share transactions in the funds for the year ended October 31, 2009, were as follows (dollars and shares in thousands):

	2050 Fund		2045 Fund		2040 Fund		2035 Fund
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Share class
Class A
Sales(1)	$45,160	6,526	$38,701	5,585	$71,754	10,344	$85,084	12,281
Reinvestments of dividends and distributions	2,120	332	1,306	203	3,202	499	4,732	738
Repurchases(1)	(13,093)	(1,881)	(9,922)	(1,361)	(16,605)	(2,372)	(22,889)	(3,248)
Total Class A transactions	34,187	4,977	30,085	4,427	58,351	8,471	66,927	9,771
Class R-1
Sales(1)	2,005	296	1,317	185	2,451	354	2,211	316
Reinvestments of dividends and distributions	62	10	22	4	79	12	63	10
Repurchases(1)	(1,227)	(187)	(115)	(16)	(580)	(83)	(345)	(47)
Total Class R-1 transactions	840	119	1,224	173	1,950	283	1,929	279
Class R-2
Sales(1)	36,871	5,435	34,965	5,061	62,637	9,139	77,299	11,307
Reinvestments of dividends and distributions	1,194	188	870	136	1,955	306	2,692	421
Repurchases(1)	(10,815)	(1,587)	(8,119)	(1,156)	(13,626)	(1,966)	(17,830)	(2,572)
Total Class R-2 transactions	27,250	4,036	27,716	4,041	50,966	7,479	62,161	9,156
Class R-3
Sales(1)	41,285	5,965	31,071	4,488	57,157	8,396	63,755	9,313
Reinvestments of dividends and distributions	1,373	216	915	142	2,251	351	2,802	438
Repurchases(1)	(16,696)	(2,432)	(7,684)	(1,089)	(20,391)	(2,991)	(18,681)	(2,681)
Total Class R-3 transactions	25,962	3,749	24,302	3,541	39,017	5,756	47,876	7,070
Class R-4
Sales(1)	14,386	2,063	11,380	1,649	29,521	4,165	26,378	3,897
Reinvestments of dividends and distributions	382	60	304	47	776	121	1,119	175
Repurchases(1)	(5,811)	(817)	(3,239)	(451)	(6,249)	(880)	(8,518)	(1,211)
Total Class R-4 transactions	8,957	1,306	8,445	1,245	24,048	3,406	18,979	2,861
Class R-5
Sales(1)	8,473	1,226	7,511	1,090	15,807	2,302	17,521	2,572
Reinvestments of dividends and distributions	156	25	228	35	555	86	667	104
Repurchases(1)	(4,097)	(562)	(2,160)	(293)	(5,819)	(788)	(5,051)	(723)
Total Class R-5 transactions	4,532	689	5,579	832	10,543	1,600	13,137	1,953
Class R-6(2)
Sales(1)	465	60	50	6	2,179	279	34	4
Reinvestments of dividends and distributions	-	-	-	-	-	-	-	-
Repurchases(1)	(113)	(13)	-	-	(97)	(11)	(4)	-
Total Class R-6 transactions	352	47	50	6	2,082	268	30	4

Total net increase	$102,080	14,923	$97,401	14,265	$186,957	27,263	$211,039	31,094

See page 35 for footnotes.

	2030 Fund		2025 Fund		2020 Fund		2015 Fund		2010 Fund
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Share class
Class A
Sales(1)	$126,609	18,169	$136,059	19,584	$168,201	23,469	$155,968	20,948	$140,735	18,701
Reinvestments of dividends and distributions	6,847	1,064	8,662	1,343	11,755	1,765	12,151	1,743	11,090	1,578
Repurchases(1)	(30,568)	(4,447)	(48,301)	(6,981)	(64,730)	(9,180)	(74,086)	(10,164)	(76,833)	(10,572)
Total Class A transactions	102,888	14,786	96,420	13,946	115,226	16,054	94,033	12,527	74,992	9,707
Class R-1
Sales(1)	5,326	758	3,892	570	4,666	664	4,776	638	1,600	213
Reinvestments of dividends and distributions	146	23	93	15	174	27	131	19	45	6
Repurchases(1)	(1,208)	(171)	(1,835)	(252)	(1,443)	(217)	(1,292)	(170)	(672)	(88)
Total Class R-1 transactions	4,264	610	2,150	333	3,397	474	3,615	487	973	131
Class R-2
Sales(1)	109,717	15,921	109,585	15,948	111,795	15,737	92,022	12,613	54,752	7,433
Reinvestments of dividends and distributions	3,801	594	4,561	711	5,349	807	4,292	620	3,074	439
Repurchases(1)	(23,328)	(3,385)	(26,567)	(3,835)	(33,378)	(4,706)	(28,104)	(3,918)	(26,988)	(3,691)
Total Class R-2 transactions	90,190	13,130	87,579	12,824	83,766	11,838	68,210	9,315	30,838	4,181
Class R-3
Sales(1)	104,109	15,199	100,334	14,560	128,256	18,182	116,456	15,891	84,251	11,483
Reinvestments of dividends and distributions	4,567	711	5,379	837	7,368	1,108	6,212	894	4,981	709
Repurchases(1)	(34,227)	(4,997)	(31,932)	(4,637)	(52,845)	(7,586)	(47,988)	(6,608)	(51,655)	(7,058)
Total Class R-3 transactions	74,449	10,913	73,781	10,760	82,779	11,704	74,680	10,177	37,577	5,134
Class R-4
Sales(1)	52,882	7,468	51,967	7,671	78,776	10,968	43,951	6,008	46,329	6,189
Reinvestments of dividends and distributions	1,921	298	2,660	412	3,131	470	2,489	357	2,418	344
Repurchases(1)	(12,257)	(1,731)	(22,554)	(3,322)	(22,730)	(3,176)	(17,465)	(2,381)	(22,393)	(3,066)
Total Class R-4 transactions	42,546	6,035	32,073	4,761	59,177	8,262	28,975	3,984	26,354	3,467
Class R-5
Sales(1)	22,917	3,316	22,653	3,269	24,903	3,512	16,814	2,311	17,884	2,397
Reinvestments of dividends and distributions	951	147	1,066	165	1,399	209	1,120	161	1,456	207
Repurchases(1)	(10,120)	(1,382)	(6,763)	(942)	(15,844)	(2,087)	(8,522)	(1,145)	(14,260)	(1,900)
Total Class R-5 transactions	13,748	2,081	16,956	2,492	10,458	1,634	9,412	1,327	5,080	704
Class R-6(2)
Sales(1)	5,327	683	361	44	8,299	1,050	347	43	3,974	490
Reinvestments of dividends and distributions	-	-	-	-	-	-	-	-	-	-
Repurchases(1)	(340)	(42)	(3)	-	(301)	(38)	(71)	(9)	(148)	(17)
Total Class R-6 transactions	4,987	641	358	44	7,998	1,012	276	34	3,826	473

Total net increase	$333,072	48,196	$309,317	45,160	$362,801	50,978	$279,201	37,851	$179,640	23,797

See page 35 for footnotes.
Capital share transactions in the funds for the year ended October 31, 2008, were as follows (dollars and shares in thousands):

	2050 Fund			2045 Fund			2040 Fund		2035 Fund
	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares
Share class
Class A
Sales(1)	$42,368	4,368		$32,936	3,395		$70,650	7,280	$102,337	10,537
Reinvestments of dividends and distributions	344	32		173	16		455	42	668	62
Repurchases(1)	(9,174)	(972)		(4,305)	(451)		(7,671)	(827)	(12,576)	(1,314)
Total Class A transactions	33,538	3,428		28,804	2,960		63,434	6,495	90,429	9,285
Class R-1
Sales(1)	1,155	122		581	60		1,862	198	1,996	199
Reinvestments of dividends and distributions	1	-	(3)	2	-	(3)	6	1	7	1
Repurchases(1)	(57)	(6)		(49)	(5)		(251)	(29)	(391)	(40)
Total Class R-1 transactions	1,099	116		534	55		1,617	170	1,612	160
Class R-2
Sales(1)	29,898	3,124		26,532	2,813		56,464	5,906	72,272	7,534
Reinvestments of dividends and distributions	159	15		63	6		185	17	258	24
Repurchases(1)	(6,409)	(677)		(3,343)	(363)		(7,338)	(792)	(9,896)	(1,055)
Total Class R-2 transactions	23,648	2,462		23,252	2,456		49,311	5,131	62,634	6,503
Class R-3
Sales(1)	33,803	3,522		28,076	2,941		73,834	7,695	73,002	7,606
Reinvestments of dividends and distributions	123	11		114	10		256	24	378	35
Repurchases(1)	(7,179)	(780)		(5,646)	(610)		(16,794)	(1,796)	(15,179)	(1,621)
Total Class R-3 transactions	26,747	2,753		22,544	2,341		57,296	5,923	58,201	6,020
Class R-4
Sales(1)	9,745	1,039		8,972	916		20,113	2,063	28,441	2,903
Reinvestments of dividends and distributions	42	4		22	2		96	9	109	10
Repurchases(1)	(2,293)	(272)		(1,038)	(111)		(3,010)	(328)	(5,164)	(545)
Total Class R-4 transactions	7,494	771		7,956	807		17,199	1,744	23,386	2,368
Class R-5
Sales(1)	3,332	348		6,147	624		13,039	1,357	15,329	1,556
Reinvestments of dividends and distributions	22	2		19	2		48	5	62	6
Repurchases(1)	(712)	(78)		(924)	(101)		(1,663)	(192)	(1,896)	(216)
Total Class R-5 transactions	2,642	272		5,242	525		11,424	1,170	13,495	1,346

Total net increase	$95,168	9,802		$88,332	9,144		$200,281	20,633	$249,757	25,682

(1)Includes exchanges between share classes of the fund.
(2)Class R-6 was offered beginning May 1, 2009.
(3)Amount less than one thousand.

	2030 Fund		2025 Fund		2020 Fund		2015 Fund		2010 Fund
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Share class
Class A
Sales(1)	$140,990	14,499	$171,632	17,580	$219,567	22,326	$232,603	23,886	$194,676	19,926
Reinvestments of dividends and distributions	975	90	1,412	131	1,898	177	2,070	195	2,377	226
Repurchases(1)	(16,575)	(1,788)	(23,782)	(2,602)	(34,152)	(3,683)	(44,599)	(4,834)	(50,499)	(5,452)
Total Class A transactions	125,390	12,801	149,262	15,109	187,313	18,820	190,074	19,247	146,554	14,700
Class R-1
Sales(1)	3,537	373	2,408	252	4,003	422	2,805	301	1,179	117
Reinvestments of dividends and distributions	19	2	11	1	16	1	13	1	13	1
Repurchases(1)	(643)	(72)	(513)	(54)	(1,115)	(122)	(633)	(69)	(601)	(62)
Total Class R-1 transactions	2,913	303	1,906	199	2,904	301	2,185	233	591	56
Class R-2
Sales(1)	103,119	10,795	117,373	12,309	131,166	13,631	104,115	10,680	83,482	8,611
Reinvestments of dividends and distributions	336	31	424	40	538	50	545	51	407	39
Repurchases(1)	(14,034)	(1,536)	(19,548)	(2,132)	(23,915)	(2,643)	(23,871)	(2,542)	(29,839)	(3,144)
Total Class R-2 transactions	89,421	9,290	98,249	10,217	107,789	11,038	80,789	8,189	54,050	5,506
Class R-3
Sales(1)	127,754	13,303	128,545	13,506	182,582	18,798	149,055	15,276	126,268	12,794
Reinvestments of dividends and distributions	557	52	731	68	1,031	97	955	90	1,009	96
Repurchases(1)	(26,682)	(2,825)	(26,249)	(2,881)	(45,664)	(4,876)	(43,881)	(4,647)	(53,211)	(5,573)
Total Class R-3 transactions	101,629	10,530	103,027	10,693	137,949	14,019	106,129	10,719	74,066	7,317
Class R-4
Sales(1)	52,406	5,324	60,393	6,204	64,281	6,563	54,895	5,573	58,395	5,890
Reinvestments of dividends and distributions	248	23	249	23	398	37	383	36	460	44
Repurchases(1)	(11,275)	(1,180)	(9,071)	(999)	(11,084)	(1,166)	(14,238)	(1,551)	(24,048)	(2,527)
Total Class R-4 transactions	41,379	4,167	51,571	5,228	53,595	5,434	41,040	4,058	34,807	3,407
Class R-5
Sales(1)	22,266	2,333	26,708	2,667	31,425	3,230	25,319	2,527	24,116	2,462
Reinvestments of dividends and distributions	77	7	90	8	96	9	96	9	171	16
Repurchases(1)	(3,372)	(358)	(6,645)	(677)	(5,481)	(586)	(4,594)	(489)	(4,689)	(514)
Total Class R-5 transactions	18,971	1,982	20,153	1,998	26,040	2,653	20,821	2,047	19,598	1,964

Total net increase	$379,703	39,073	$424,168	43,444	$515,590	52,265	$441,038	44,493	$329,666	32,950

(1)Includes exchanges between share classes of the fund.
(2)Class R-6 was offered beginning May 1, 2009.
(3)Amount less than one thousand.
8. Subsequent events

On November 24, 2009, shareholders approved a proposal to reorganize the series from a Maryland corporation to a Delaware statutory trust. The reorganization is expected to be completed in 2010; however, the series reserves the right to delay the implementation. Shareholders also approved amendments to the series’ Investment Advisory and Service Agreement and amendments to and elimination of certain fundamental investment policies of each fund. As of December 8, 2009, the date the financial statements were available to be issued, no other subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

Financial highlights(1)

		Income (loss) from investment operations(2)			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in thousands)	Ratio of expenses to average net assets before reimbursements/ waivers(5)		Ratio of expenses to average net assets after reimbursements/ waivers(4)(5)		Net effective expense ratio(6)		Ratio of net income to average net assets(4)

American Funds 2050 Target Date Retirement Fund
Class A:
10/31/09	$7.14	$.16	$1.12	$1.28	$(.14)	$(.20)		$(.34)	$8.08	19.33%	$83,597.47%			.30%		.75%		2.34%
10/31/08	11.42	.20	(4.33)	(4.13)	(.14)	(.01)		(.15)	7.14	(36.61)	38,350.44			.25		.67		2.07
10/31/07(7)	10.00	.10	1.32	1.42	-	-		-	11.42	14.20	22,188.79		(8)	.35	(8)	.77	(8)	1.18	(8)
Class R-1:
10/31/09	7.08	.11	1.10	1.21	(.12)	(.20)		(.32)	7.97	18.28	1,994	1.47		1.09		1.54		1.66
10/31/08	11.36	.09	(4.26)	(4.17)	(.10)	(.01)		(.11)	7.08	(37.07)	928	1.53		1.04		1.46		.95
10/31/07(7)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	174	1.95	(8)	1.07	(8)	1.49	(8)	.42	(8)
Class R-2:
10/31/09	7.06	.10	1.12	1.22	(.10)	(.20)		(.30)	7.98	18.37	60,068	1.58		1.11		1.56		1.47
10/31/08	11.36	.11	(4.29)	(4.18)	(.11)	(.01)		(.12)	7.06	(37.15)	24,657	1.52		1.08		1.50		1.18
10/31/07(7)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	11,695	1.56	(8)	1.08	(8)	1.50	(8)	.39	(8)
Class R-3:
10/31/09	7.10	.14	1.11	1.25	(.13)	(.20)		(.33)	8.02	18.81	57,379.96			.68		1.13		1.93
10/31/08	11.40	.14	(4.30)	(4.16)	(.13)	(.01)		(.14)	7.10	(36.90)	24,154.94			.65		1.07		1.51
10/31/07(7)	10.00	.06	1.34	1.40	-	-		-	11.40	14.00	7,383	1.17	(8)	.65	(8)	1.07	(8)	.79	(8)
Class R-4:
10/31/09	7.14	.15	1.12	1.27	(.14)	(.20)		(.34)	8.07	19.15	18,598.57			.35		.80		2.20
10/31/08	11.43	.18	(4.31)	(4.13)	(.15)	(.01)		(.16)	7.14	(36.64)	7,121.56			.30		.72		1.87
10/31/07(7)	10.00	.08	1.35	1.43	-	-		-	11.43	14.30	2,597.88		(8)	.32	(8)	.74	(8)	.94	(8)
Class R-5:
10/31/09	7.17	.17	1.13	1.30	(.16)	(.20)		(.36)	8.11	19.50	8,656.25			.05		.50		2.42
10/31/08	11.45	.22	(4.33)	(4.11)	(.16)	(.01)		(.17)	7.17	(36.43)	2,712.26			.02		.44		2.27
10/31/07(7)	10.00	.10	1.35	1.45	-	-		-	11.45	14.50	1,214.41		(8)	.02	(8)	.44	(8)	1.28	(8)
Class R-6:
10/31/09(9)	7.00	.04	1.04	1.08	-	-		-	8.08	15.43	376.08			.01		.46		.50

American Funds 2045 Target Date Retirement Fund
Class A:
10/31/09	$7.15	$.16	$1.14	$1.30	$(.14)	$(.15)		$(.29)	$8.16	19.28%	$68,878.48%			.31%		.76%		2.26%
10/31/08	11.42	.19	(4.32)	(4.13)	(.14)	-	(10)	(.14)	7.15	(36.60)	28,693.46			.26		.68		1.94
10/31/07(7)	10.00	.10	1.32	1.42	-	-		-	11.42	14.20	12,036	1.07	(8)	.35	(8)	.77	(8)	1.18	(8)
Class R-1:
10/31/09	7.08	.09	1.14	1.23	(.09)	(.15)		(.24)	8.07	18.33	2,037	1.50		1.10		1.55		1.29
10/31/08	11.36	.11	(4.29)	(4.18)	(.10)	-	(10)	(.10)	7.08	(37.10)	562	1.54		1.03		1.45		1.13
10/31/07(7)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	276	2.04	(8)	1.07	(8)	1.49	(8)	.32	(8)
Class R-2:
10/31/09	7.07	.10	1.13	1.23	(.10)	(.15)		(.25)	8.05	18.39	55,895	1.63		1.11		1.56		1.44
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	-	(10)	(.11)	7.07	(37.14)	20,523	1.74		1.08		1.50		1.03
10/31/07(7)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	5,083	2.15	(8)	1.08	(8)	1.50	(8)	.37	(8)
Class R-3:
10/31/09	7.11	.13	1.14	1.27	(.12)	(.15)		(.27)	8.11	18.90	52,582.98			.68		1.13		1.89
10/31/08	11.40	.15	(4.31)	(4.16)	(.13)	-	(10)	(.13)	7.11	(36.87)	20,938.99			.65		1.07		1.57
10/31/07(7)	10.00	.03	1.37	1.40	-	-		-	11.40	14.00	6,894	1.37	(8)	.65	(8)	1.07	(8)	.36	(8)
Class R-4:
10/31/09	7.14	.16	1.15	1.31	(.14)	(.15)		(.29)	8.16	19.42	17,458.56			.33		.78		2.19
10/31/08	11.43	.16	(4.31)	(4.15)	(.14)	-	(10)	(.14)	7.14	(36.72)	6,394.59			.32		.74		1.71
10/31/07(7)	10.00	.10	1.33	1.43	-	-		-	11.43	14.30	1,003	1.32	(8)	.32	(8)	.74	(8)	1.18	(8)
Class R-5:
10/31/09	7.17	.18	1.15	1.33	(.15)	(.15)		(.30)	8.20	19.77	12,154.24			.05		.50		2.47
10/31/08	11.45	.20	(4.33)	(4.13)	(.15)	-	(10)	(.15)	7.17	(36.51)	4,668.24			.02		.44		2.12
10/31/07(7)	10.00	.10	1.35	1.45	-	-		-	11.45	14.50	1,444.49		(8)	.02	(8)	.44	(8)	1.18	(8)
Class R-6:
10/31/09(9)	7.07	.02	1.08	1.10	-	-		-	8.17	15.56	50.14			.01		.46		.20

American Funds 2040 Target Date Retirement Fund
Class A:
10/31/09	$7.14	$.17	$1.14	$1.31	$(.15)	$(.17)		$(.32)	$8.13	19.44%	$142,457.45%			.30%		.75%		2.32%
10/31/08	11.42	.19	(4.32)	(4.13)	(.14)	(.01)		(.15)	7.14	(36.65)	64,679.42			.26		.68		1.99
10/31/07(7)	10.00	.09	1.33	1.42	-	-		-	11.42	14.20	29,211.72		(8)	.35	(8)	.77	(8)	1.16	(8)
Class R-1:
10/31/09	7.07	.11	1.12	1.23	(.11)	(.17)		(.28)	8.02	18.38	4,044	1.40		1.09		1.54		1.54
10/31/08	11.36	.11	(4.28)	(4.17)	(.11)	(.01)		(.12)	7.07	(37.12)	1,565	1.39		1.03		1.45		1.12
10/31/07(7)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	583	1.59	(8)	1.07	(8)	1.49	(8)	.33	(8)
Class R-2:
10/31/09	7.06	.10	1.13	1.23	(.10)	(.17)		(.27)	8.02	18.45	110,125	1.41		1.11		1.56		1.46
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	(.01)		(.12)	7.06	(37.17)	44,147	1.41		1.08		1.50		1.06
10/31/07(7)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	12,716	1.59	(8)	1.08	(8)	1.50	(8)	.36	(8)
Class R-3:
10/31/09	7.11	.14	1.12	1.26	(.12)	(.17)		(.29)	8.08	18.81	106,089.89			.68		1.13		1.93
10/31/08	11.40	.14	(4.29)	(4.15)	(.13)	(.01)		(.14)	7.11	(36.85)	52,383.85			.65		1.07		1.48
10/31/07(7)	10.00	.04	1.36	1.40	-	-		-	11.40	14.00	16,501	1.03	(8)	.65	(8)	1.07	(8)	.54	(8)
Class R-4:
10/31/09	7.14	.16	1.13	1.29	(.14)	(.17)		(.31)	8.12	19.27	45,065.53			.35		.80		2.18
10/31/08	11.43	.18	(4.32)	(4.14)	(.14)	(.01)		(.15)	7.14	(36.69)	15,292.51			.30		.72		1.91
10/31/07(7)	10.00	.10	1.33	1.43	-	-		-	11.43	14.30	4,537.72		(8)	.32	(8)	.74	(8)	1.19	(8)
Class R-5:
10/31/09	7.17	.18	1.14	1.32	(.16)	(.17)		(.33)	8.16	19.61	24,830.22			.05		.50		2.51
10/31/08	11.45	.20	(4.32)	(4.12)	(.15)	(.01)		(.16)	7.17	(36.47)	10,341.19			.02		.44		2.13
10/31/07(7)	10.00	.11	1.34	1.45	-	-		-	11.45	14.50	3,119.34		(8)	.02	(8)	.44	(8)	1.31	(8)
Class R-6:
10/31/09(11)	7.62	.03	.48	.51	-	-		-	8.13	6.69	2,179.05			.01		.46		.41

American Funds 2035 Target Date Retirement Fund
Class A:
10/31/09	$7.15	$.17	$1.12	$1.29	$(.15)	$(.18)		$(.33)	$8.11	19.33%	$186,064.44%			.30%		.75%		2.37%
10/31/08	11.42	.19	(4.32)	(4.13)	(.14)	-	(10)	(.14)	7.15	(36.58)	94,123.40			.24		.66		2.01
10/31/07(7)	10.00	.09	1.33	1.42	-	-		-	11.42	14.20	44,324.65		(8)	.35	(8)	.77	(8)	1.15	(8)
Class R-1:
10/31/09	7.07	.11	1.12	1.23	(.11)	(.18)		(.29)	8.01	18.45	3,805	1.36		1.07		1.52		1.49
10/31/08	11.36	.12	(4.29)	(4.17)	(.12)	-	(10)	(.12)	7.07	(37.07)	1,385	1.39		1.03		1.45		1.23
10/31/07(7)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	408	1.62	(8)	1.07	(8)	1.49	(8)	.41	(8)
Class R-2:
10/31/09	7.07	.11	1.11	1.22	(.10)	(.18)		(.28)	8.01	18.42	139,134	1.33		1.11		1.56		1.51
10/31/08	11.36	.10	(4.28)	(4.18)	(.11)	-	(10)	(.11)	7.07	(37.10)	58,095	1.30		1.08		1.50		1.08
10/31/07(7)	10.00	.03	1.33	1.36	-	-		-	11.36	13.60	19,489	1.43	(8)	1.08	(8)	1.50	(8)	.40	(8)
Class R-3:
10/31/09	7.11	.14	1.12	1.26	(.13)	(.18)		(.31)	8.06	18.85	123,546.86			.68		1.13		1.97
10/31/08	11.40	.15	(4.31)	(4.16)	(.13)	-	(10)	(.13)	7.11	(36.86)	58,657.83			.65		1.07		1.57
10/31/07(7)	10.00	.05	1.35	1.40	-	-		-	11.40	14.00	25,417.93		(8)	.65	(8)	1.07	(8)	.64	(8)
Class R-4:
10/31/09	7.14	.16	1.14	1.30	(.15)	(.18)		(.33)	8.11	19.45	46,878.52			.35		.80		2.29
10/31/08	11.43	.18	(4.33)	(4.15)	(.14)	-	(10)	(.14)	7.14	(36.70)	20,881.50			.31		.73		1.85
10/31/07(7)	10.00	.09	1.34	1.43	-	-		-	11.43	14.30	6,325.65		(8)	.32	(8)	.74	(8)	1.17	(8)
Class R-5:
10/31/09	7.17	.18	1.14	1.32	(.16)	(.18)		(.34)	8.15	19.80	29,859.20			.05		.50		2.54
10/31/08	11.45	.20	(4.33)	(4.13)	(.15)	-	(10)	(.15)	7.17	(36.49)	12,289.18			.02		.44		2.16
10/31/07(7)	10.00	.11	1.34	1.45	-	-		-	11.45	14.50	4,203.27		(8)	.02	(8)	.44	(8)	1.30	(8)
Class R-6:
10/31/09(9)	7.03	.03	1.06	1.09	-	-		-	8.12	15.36	29.22			.01		.46		.32

American Funds 2030 Target Date Retirement Fund
Class A:
10/31/09	$7.16	$.17	$1.12	$1.29	$(.15)	$(.18)		$(.33)	$8.12	19.24%	$268,081.44%			.30%		.75%		2.45%
10/31/08	11.39	.20	(4.29)	(4.09)	(.14)	-	(10)	(.14)	7.16	(36.30)	130,458.41			.26		.67		2.10
10/31/07(7)	10.00	.10	1.29	1.39	-	-		-	11.39	13.90	61,637.61		(8)	.35	(8)	.77	(8)	1.22	(8)
Class R-1:
10/31/09	7.10	.11	1.12	1.23	(.11)	(.18)		(.29)	8.04	18.25	8,741	1.31		1.07		1.52		1.57
10/31/08	11.33	.13	(4.26)	(4.13)	(.10)	-	(10)	(.10)	7.10	(36.74)	3,384	1.27		1.02		1.43		1.36
10/31/07(7)	10.00	.03	1.30	1.33	-	-		-	11.33	13.30	1,973	1.38	(8)	1.07	(8)	1.49	(8)	.39	(8)
Class R-2:
10/31/09	7.08	.11	1.12	1.23	(.11)	(.18)		(.29)	8.02	18.38	197,529	1.28		1.11		1.56		1.57
10/31/08	11.33	.11	(4.24)	(4.13)	(.12)	-	(10)	(.12)	7.08	(36.84)	81,500	1.24		1.08		1.49		1.15
10/31/07(7)	10.00	.04	1.29	1.33	-	-		-	11.33	13.30	25,085	1.35	(8)	1.08	(8)	1.50	(8)	.48	(8)
Class R-3:
10/31/09	7.12	.14	1.12	1.26	(.13)	(.18)		(.31)	8.07	18.80	197,536.84			.68		1.13		2.04
10/31/08	11.37	.16	(4.27)	(4.11)	(.14)	-	(10)	(.14)	7.12	(36.58)	96,539.80			.65		1.06		1.63
10/31/07(7)	10.00	.06	1.31	1.37	-	-		-	11.37	13.70	34,337.90		(8)	.65	(8)	1.07	(8)	.73	(8)
Class R-4:
10/31/09	7.16	.17	1.12	1.29	(.15)	(.18)		(.33)	8.12	19.18	91,883.50			.35		.80		2.33
10/31/08	11.40	.19	(4.28)	(4.09)	(.15)	-	(10)	(.15)	7.16	(36.34)	37,796.48			.31		.72		2.00
10/31/07(7)	10.00	.10	1.30	1.40	-	-		-	11.40	14.00	12,677.61		(8)	.32	(8)	.74	(8)	1.24	(8)
Class R-5:
10/31/09	7.19	.19	1.13	1.32	(.17)	(.18)		(.35)	8.16	19.57	36,913.20			.05		.50		2.66
10/31/08	11.42	.21	(4.28)	(4.07)	(.16)	-	(10)	(.16)	7.19	(36.13)	17,570.18			.02		.43		2.20
10/31/07(7)	10.00	.11	1.31	1.42	-	-		-	11.42	14.20	5,261.25		(8)	.02	(8)	.44	(8)	1.42	(8)
Class R-6:
10/31/09(9)	7.05	.04	1.04	1.08	-	-		-	8.13	15.32	5,207.05			.01		.46		.51

American Funds 2025 Target Date Retirement Fund
Class A:
10/31/09	$7.20	$.18	$1.05	$1.23	$(.16)	$(.20)		$(.36)	$8.07	18.36%	$295,939.45%			.30%		.73%		2.55%
10/31/08	11.37	.21	(4.24)	(4.03)	(.14)	-	(10)	(.14)	7.20	(35.82)	163,525.40			.25		.66		2.19
10/31/07(7)	10.00	.10	1.27	1.37	-	-		-	11.37	13.70	86,450.60		(8)	.35	(8)	.77	(8)	1.26	(8)
Class R-1:
10/31/09	7.13	.12	1.05	1.17	(.11)	(.20)		(.31)	7.99	17.48	5,039	1.32		1.08		1.51		1.68
10/31/08	11.31	.13	(4.20)	(4.07)	(.11)	-	(10)	(.11)	7.13	(36.32)	2,127	1.29		1.02		1.43		1.38
10/31/07(7)	10.00	.04	1.27	1.31	-	-		-	11.31	13.10	1,118	1.40	(8)	1.07	(8)	1.49	(8)	.49	(8)
Class R-2:
10/31/09	7.12	.12	1.05	1.17	(.12)	(.20)		(.32)	7.97	17.48	204,244	1.24		1.10		1.53		1.70
10/31/08	11.31	.12	(4.19)	(4.07)	(.12)	-	(10)	(.12)	7.12	(36.34)	91,210	1.21		1.06		1.47		1.24
10/31/07(7)	10.00	.04	1.27	1.31	-	-		-	11.31	13.10	29,364	1.33	(8)	1.08	(8)	1.50	(8)	.48	(8)
Class R-3:
10/31/09	7.16	.15	1.05	1.20	(.14)	(.20)		(.34)	8.02	17.91	204,594.83			.69		1.12		2.15
10/31/08	11.35	.17	(4.22)	(4.05)	(.14)	-	(10)	(.14)	7.16	(36.10)	105,548.79			.64		1.05		1.75
10/31/07(7)	10.00	.06	1.29	1.35	-	-		-	11.35	13.50	45,907.88		(8)	.65	(8)	1.07	(8)	.74	(8)
Class R-4:
10/31/09	7.20	.18	1.05	1.23	(.16)	(.20)		(.36)	8.07	18.33	91,333.50			.35		.78		2.50
10/31/08	11.38	.19	(4.22)	(4.03)	(.15)	-	(10)	(.15)	7.20	(35.87)	47,207.48			.32		.73		1.95
10/31/07(7)	10.00	.10	1.28	1.38	-	-		-	11.38	13.80	15,153.57		(8)	.32	(8)	.74	(8)	1.30	(8)
Class R-5:
10/31/09	7.23	.20	1.06	1.26	(.18)	(.20)		(.38)	8.11	18.70	40,202.20			.05		.48		2.74
10/31/08	11.40	.22	(4.23)	(4.01)	(.16)	-	(10)	(.16)	7.23	(35.64)	17,830.17			.02		.43		2.29
10/31/07(7)	10.00	.12	1.28	1.40	-	-		-	11.40	14.00	5,350.24		(8)	.02	(8)	.44	(8)	1.46	(8)
Class R-6:
10/31/09(9)	7.05	.01	1.02	1.03	-	-		-	8.08	14.61	353.06			.01		.44		.08

American Funds 2020 Target Date Retirement Fund
Class A:
10/31/09	$7.38	$.20	$1.02	$1.22	$(.18)	$(.20)		$(.38)	$8.22	17.68%	$374,311.44%			.30%		.72%		2.79%
10/31/08	11.30	.23	(4.01)	(3.78)	(.14)	-	(10)	(.14)	7.38	(33.81)	217,608.42			.28		.68		2.33
10/31/07(7)	10.00	.12	1.18	1.30	-	-		-	11.30	13.00	120,456.60		(8)	.37	(8)	.78	(8)	1.47	(8)
Class R-1:
10/31/09	7.31	.14	1.01	1.15	(.14)	(.20)		(.34)	8.12	16.77	7,356	1.31		1.08		1.50		1.96
10/31/08	11.24	.14	(3.96)	(3.82)	(.11)	-	(10)	(.11)	7.31	(34.30)	3,160	1.28		1.02		1.42		1.51
10/31/07(7)	10.00	.06	1.18	1.24	-	-		-	11.24	12.40	1,475	1.40	(8)	1.07	(8)	1.48	(8)	.69	(8)
Class R-2:
10/31/09	7.30	.14	1.01	1.15	(.13)	(.20)		(.33)	8.12	16.82	214,944	1.20		1.06		1.48		1.99
10/31/08	11.24	.14	(3.96)	(3.82)	(.12)	-	(10)	(.12)	7.30	(34.33)	106,855	1.16		1.02		1.42		1.48
10/31/07(7)	10.00	.06	1.18	1.24	-	-		-	11.24	12.40	40,343	1.29	(8)	1.08	(8)	1.49	(8)	.70	(8)
Class R-3:
10/31/09	7.34	.17	1.01	1.18	(.15)	(.20)		(.35)	8.17	17.23	254,120.81			.67		1.09		2.40
10/31/08	11.28	.18	(3.98)	(3.80)	(.14)	-	(10)	(.14)	7.34	(34.07)	142,374.77			.63		1.03		1.91
10/31/07(7)	10.00	.08	1.20	1.28	-	-		-	11.28	12.80	60,541.86		(8)	.65	(8)	1.06	(8)	.99	(8)
Class R-4:
10/31/09	7.38	.20	1.02	1.22	(.18)	(.20)		(.38)	8.22	17.65	129,604.49			.34		.76		2.66
10/31/08	11.30	.21	(3.98)	(3.77)	(.15)	-	(10)	(.15)	7.38	(33.77)	55,426.47			.31		.71		2.22
10/31/07(7)	10.00	.12	1.18	1.30	-	-		-	11.30	13.00	23,465.55		(8)	.32	(8)	.73	(8)	1.56	(8)
Class R-5:
10/31/09	7.41	.22	1.01	1.23	(.19)	(.20)		(.39)	8.25	17.88	39,599.19			.05		.47		3.02
10/31/08	11.33	.23	(3.99)	(3.76)	(.16)	-	(10)	(.16)	7.41	(33.61)	23,433.16			.02		.42		2.40
10/31/07(7)	10.00	.14	1.19	1.33	-	-		-	11.33	13.30	5,773.23		(8)	.02	(8)	.43	(8)	1.79	(8)
Class R-6:
10/31/09(9)	7.23	.05	.95	1.00	-	-		-	8.23	13.83	8,324.04			.01		.43		.64

American Funds 2015 Target Date Retirement Fund
Class A:
10/31/09	$7.62	$.23	$.99	$1.22	$(.21)	$(.18)		$(.39)	$8.45	17.14%	$360,195.44%			.30%		.71%		3.13%
10/31/08	11.16	.26	(3.64)	(3.38)	(.16)	-	(10)	(.16)	7.62	(30.69)	229,310.49			.34		.74		2.71
10/31/07(7)	10.00	.15	1.01	1.16	-	-		-	11.16	11.60	120,871.61		(8)	.37	(8)	.78	(8)	1.90	(8)
Class R-1:
10/31/09	7.56	.17	.98	1.15	(.18)	(.18)		(.36)	8.35	16.26	6,828	1.31		1.09		1.50		2.22
10/31/08	11.11	.19	(3.62)	(3.43)	(.12)	-	(10)	(.12)	7.56	(31.17)	2,507	1.28		1.02		1.42		2.01
10/31/07(7)	10.00	.09	1.02	1.11	-	-		-	11.11	11.10	1,085	1.39	(8)	1.07	(8)	1.48	(8)	1.16	(8)
Class R-2:
10/31/09	7.55	.17	.98	1.15	(.17)	(.18)		(.35)	8.35	16.23	169,123	1.20		1.06		1.47		2.30
10/31/08	11.10	.19	(3.60)	(3.41)	(.14)	-	(10)	(.14)	7.55	(31.08)	82,597	1.16		1.02		1.42		1.97
10/31/07(7)	10.00	.09	1.01	1.10	-	-		-	11.10	11.00	30,602	1.30	(8)	1.08	(8)	1.49	(8)	1.15	(8)
Class R-3:
10/31/09	7.59	.20	.98	1.18	(.19)	(.18)		(.37)	8.40	16.64	215,184.81			.67		1.08		2.72
10/31/08	11.14	.23	(3.62)	(3.39)	(.16)	-	(10)	(.16)	7.59	(30.87)	117,078.77			.63		1.03		2.37
10/31/07(7)	10.00	.12	1.02	1.14	-	-		-	11.14	11.40	52,436.86		(8)	.65	(8)	1.06	(8)	1.48	(8)
Class R-4:
10/31/09	7.63	.23	.98	1.21	(.21)	(.18)		(.39)	8.45	17.01	83,795.50			.35		.76		3.03
10/31/08	11.17	.26	(3.64)	(3.38)	(.16)	-	(10)	(.16)	7.63	(30.63)	45,228.47			.31		.71		2.68
10/31/07(7)	10.00	.16	1.01	1.17	-	-		-	11.17	11.70	20,916.54		(8)	.32	(8)	.73	(8)	1.96	(8)
Class R-5:
10/31/09	7.66	.25	.99	1.24	(.23)	(.18)		(.41)	8.49	17.42	32,624.19			.05		.46		3.38
10/31/08	11.19	.28	(3.63)	(3.35)	(.18)	-	(10)	(.18)	7.66	(30.41)	19,267.17			.02		.42		2.91
10/31/07(7)	10.00	.17	1.02	1.19	-	-		-	11.19	11.90	5,250.23		(8)	.02	(8)	.43	(8)	2.16	(8)
Class R-6:
10/31/09(9)	7.49	.04	.93	.97	-	-		-	8.46	12.95	286.06			.01		.42		.46

American Funds 2010 Target Date Retirement Fund
Class A:
10/31/09	$7.69	$.27	$.94	$1.21	$(.24)	$(.19)		$(.43)	$8.47	16.92%	$295,143.46%			.32%		.70%		3.52%
10/31/08	11.08	.29	(3.50)	(3.21)	(.17)	(.01)		(.18)	7.69	(29.38)	193,480.48			.33		.72		3.04
10/31/07(7)	10.00	.18	.90	1.08	-	-		-	11.08	10.80	115,796.60		(8)	.37	(8)	.77	(8)	2.31	(8)
Class R-1:
10/31/09	7.64	.20	.94	1.14	(.17)	(.19)		(.36)	8.42	15.84	2,331	1.37		1.08		1.46		2.61
10/31/08	11.03	.24	(3.49)	(3.25)	(.13)	(.01)		(.14)	7.64	(29.83)	1,118	1.27		1.02		1.41		2.42
10/31/07(7)	10.00	.13	.90	1.03	-	-		-	11.03	10.30	986	1.35	(8)	1.07	(8)	1.47	(8)	1.64	(8)
Class R-2:
10/31/09	7.62	.20	.94	1.14	(.20)	(.19)		(.39)	8.37	15.89	98,307	1.23		1.09		1.47		2.71
10/31/08	11.03	.21	(3.47)	(3.26)	(.14)	(.01)		(.15)	7.62	(29.89)	57,628	1.18		1.03		1.42		2.20
10/31/07(7)	10.00	.12	.91	1.03	-	-		-	11.03	10.30	22,695	1.34	(8)	1.08	(8)	1.48	(8)	1.58	(8)
Class R-3:
10/31/09	7.66	.24	.93	1.17	(.22)	(.19)		(.41)	8.42	16.34	138,523.82			.67		1.05		3.15
10/31/08	11.06	.26	(3.48)	(3.22)	(.17)	(.01)		(.18)	7.66	(29.55)	86,635.78			.63		1.02		2.68
10/31/07(7)	10.00	.15	.91	1.06	-	-		-	11.06	10.60	44,224.87		(8)	.65	(8)	1.05	(8)	1.88	(8)
Class R-4:
10/31/09	7.70	.26	.94	1.20	(.24)	(.19)		(.43)	8.47	16.78	72,973.50			.34		.72		3.46
10/31/08	11.09	.29	(3.49)	(3.20)	(.18)	(.01)		(.19)	7.70	(29.32)	39,649.48			.31		.70		2.97
10/31/07(7)	10.00	.19	.90	1.09	-	-		-	11.09	10.90	19,354.57		(8)	.32	(8)	.72	(8)	2.35	(8)
Class R-5:
10/31/09	7.73	.29	.93	1.22	(.26)	(.19)		(.45)	8.50	17.05	29,675.20			.05		.43		3.84
10/31/08	11.11	.31	(3.49)	(3.18)	(.19)	(.01)		(.20)	7.73	(29.10)	21,528.17			.02		.41		3.26
10/31/07(7)	10.00	.20	.91	1.11	-	-		-	11.11	11.10	9,131.29		(8)	.02	(8)	.42	(8)	2.57	(8)
Class R-6:
10/31/09(9)	7.55	.08	.85	.93	-	-		-	8.48	12.32	4,016.05			.01		.39		.91

	Period ended October 31
Portfolio turnover rate for all classes of shares	2009		2008		2007(7)
2050 Fund	5%		5%		1%
2045 Fund	-	(12)	2		-	(12)
2040 Fund	1		2		1
2035 Fund	-	(12)	-	(12)	-	(12)
2030 Fund	-	(12)	2		-	(12)
2025 Fund	1		1		1
2020 Fund	1		1		-	(12)
2015 Fund	2		3		-	(12)
2010 Fund	5		12		8

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services and reimbursed other fees and expenses. In addition, during the periods shown, CRMC paid a portion of the fund's administrative services fees for certain retirement plan share classes.

(5)This column does not include expenses of the underlying funds in which each fund invests.
(6)This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class's expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See pages 43 to 46 for further information regarding fees and expenses.

(7)For the period February 1, 2007, commencement of operations, through October 31, 2007.
(8)Annualized.
(9)For the period July 13, 2009, the initial sale of the share class, through October 31, 2009.
(10)Amount less than $.01.
(11)For the period July 27, 2009, the initial sale of the share class, through October 31, 2009.
(12)Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of the American Funds Target Date Retirement Series, Inc.:

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of the American Funds Target Date Retirement Series, Inc. comprising the American Funds 2050 Target Date Retirement Fund, American Funds 2045 Target Date Retirement Fund, American Funds 2040 Target Date Retirement Fund, American Funds 2035 Target Date Retirement Fund, American Funds 2030 Target Date Retirement Fund, American Funds 2025 Target Date Retirement Fund, American Funds 2020 Target Date Retirement Fund, American Funds 2015 Target Date Retirement Fund and American Funds 2010 Target Date Retirement Fund (the “Series”) as of October 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of October 31, 2009, by correspondence with the custodian and the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising the American Funds Target Date Retirement Series, Inc. as of October 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
December 8, 2009

Expense example
                                                                                                                                                     unaudited

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009, through October 31, 2009).

Actual expenses:

The first line of each share class in the table on pages 43 to 46 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on pages 43 to 46 provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 5/1/2009	Ending account value 10/31/2009	Expenses paid during period1	Annualized expense ratio	Effective expenses paid during period	Effective annualized expense ratio
American Funds 2050 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,211.39	$1.73	.31%	$4.24	.76%
Class A -- assumed 5% return	1,000.00	1,023.64	1.58	.31	3.87	.76
Class R-1 -- actual return	1,000.00	1,207.57	6.12	1.10	8.62	1.55
Class R-1 -- assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.88	1.55
Class R-2 -- actual return	1,000.00	1,207.26	6.29	1.13	8.79	1.58
Class R-2 -- assumed 5% return	1,000.00	1,019.51	5.75	1.13	8.03	1.58
Class R-3 -- actual return	1,000.00	1,207.83	3.90	.70	6.40	1.15
Class R-3 -- assumed 5% return	1,000.00	1,021.68	3.57	.70	5.85	1.15
Class R-4 -- actual return	1,000.00	1,211.71	2.06	.37	4.57	.82
Class R-4 -- assumed 5% return	1,000.00	1,023.34	1.89	.37	4.18	.82
Class R-5 -- actual return	1,000.00	1,212.26	.33	.06	2.84	.51
Class R-5 -- assumed 5% return	1,000.00	1,024.90	.31	.06	2.60	.51
Class R-6 -- actual return2	1,000.00	1,154.28	.06	.02	1.53	.47
Class R-6 -- assumed 5% return2	1,000.00	1,025.10	.10	.02	2.40	.47
American Funds 2045 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,210.68	$1.73	.31%	$4.23	.76%
Class A -- assumed 5% return	1,000.00	1,023.64	1.58	.31	3.87	.76
Class R-1 -- actual return	1,000.00	1,206.28	6.17	1.11	8.68	1.56
Class R-1 -- assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.93	1.56
Class R-2 -- actual return	1,000.00	1,206.90	6.29	1.13	8.79	1.58
Class R-2 -- assumed 5% return	1,000.00	1,019.51	5.75	1.13	8.03	1.58
Class R-3 -- actual return	1,000.00	1,210.45	3.90	.70	6.41	1.15
Class R-3 -- assumed 5% return	1,000.00	1,021.68	3.57	.70	5.85	1.15
Class R-4 -- actual return	1,000.00	1,212.48	1.95	.35	4.46	.80
Class R-4 -- assumed 5% return	1,000.00	1,023.44	1.79	.35	4.08	.80
Class R-5 -- actual return	1,000.00	1,213.02	.33	.06	2.84	.51
Class R-5 -- assumed 5% return	1,000.00	1,024.90	.31	.06	2.60	.51
Class R-6 -- actual return2	1,000.00	1,155.59	.06	.02	1.53	.47
Class R-6 -- assumed 5% return2	1,000.00	1,025.10	.10	.02	2.40	.47
American Funds 2040 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,211.62	$1.67	.30%	$4.18	.75%
Class A -- assumed 5% return	1,000.00	1,023.69	1.53	.30	3.82	.75
Class R-1 -- actual return	1,000.00	1,206.02	6.17	1.11	8.67	1.56
Class R-1 -- assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.93	1.56
Class R-2 -- actual return	1,000.00	1,206.02	6.28	1.13	8.79	1.58
Class R-2 -- assumed 5% return	1,000.00	1,019.51	5.75	1.13	8.03	1.58
Class R-3 -- actual return	1,000.00	1,209.58	3.90	.70	6.40	1.15
Class R-3 -- assumed 5% return	1,000.00	1,021.68	3.57	.70	5.85	1.15
Class R-4 -- actual return	1,000.00	1,210.13	2.06	.37	4.57	.82
Class R-4 -- assumed 5% return	1,000.00	1,023.34	1.89	.37	4.18	.82
Class R-5 -- actual return	1,000.00	1,212.48	.33	.06	2.84	.51
Class R-5 -- assumed 5% return	1,000.00	1,024.90	.31	.06	2.60	.51
Class R-6-- actual return3	1,000.00	1,066.93	.05	.02	1.28	.47
Class R-6 -- assumed 5% return3	1,000.00	1,025.10	.10	.02	2.40	.47
American Funds 2035 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,210.45	$1.78	.32%	$4.29	.77%
Class A -- assumed 5% return	1,000.00	1,023.59	1.63	.32	3.92	.77
Class R-1 -- actual return	1,000.00	1,206.32	6.06	1.09	8.56	1.54
Class R-1 -- assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.83	1.54
Class R-2 -- actual return	1,000.00	1,206.32	6.28	1.13	8.79	1.58
Class R-2 -- assumed 5% return	1,000.00	1,019.51	5.75	1.13	8.03	1.58
Class R-3 -- actual return	1,000.00	1,208.40	3.90	.70	6.40	1.15
Class R-3 -- assumed 5% return	1,000.00	1,021.68	3.57	.70	5.85	1.15
Class R-4 -- actual return	1,000.00	1,212.26	2.06	.37	4.57	.82
Class R-4 -- assumed 5% return	1,000.00	1,023.34	1.89	.37	4.18	.82
Class R-5 -- actual return	1,000.00	1,212.80	.33	.06	2.84	.51
Class R-5 -- assumed 5% return	1,000.00	1,024.90	.31	.06	2.60	.51
Class R-6-- actual return2	1,000.00	1,153.63	.06	.02	1.53	.47
Class R-6 -- assumed 5% return2	1,000.00	1,025.10	.10	.02	2.40	.47
American Funds 2030 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,208.34	$1.78	.32%	$4.29	.77%
Class A -- assumed 5% return	1,000.00	1,023.59	1.63	.32	3.92	.77
Class R-1 -- actual return	1,000.00	1,205.40	6.06	1.09	8.56	1.54
Class R-1 -- assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.83	1.54
Class R-2 -- actual return	1,000.00	1,206.02	6.28	1.13	8.79	1.58
Class R-2 -- assumed 5% return	1,000.00	1,019.51	5.75	1.13	8.03	1.58
Class R-3 -- actual return	1,000.00	1,206.28	3.89	.70	6.40	1.15
Class R-3 -- assumed 5% return	1,000.00	1,021.68	3.57	.70	5.85	1.15
Class R-4 -- actual return	1,000.00	1,210.13	2.06	.37	4.57	.82
Class R-4 -- assumed 5% return	1,000.00	1,023.34	1.89	.37	4.18	.82
Class R-5 -- actual return	1,000.00	1,210.68	.39	.07	2.90	.52
Class R-5 -- assumed 5% return	1,000.00	1,024.85	.36	.07	2.65	.52
Class R-6 -- actual return2	1,000.00	1,153.19	.06	.02	1.52	.47
Class R-6 -- assumed 5% return2	1,000.00	1,025.10	.10	.02	2.40	.47
American Funds 2025 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,200.90	$1.83	.33%	$4.22	.76%
Class A -- assumed 5% return	1,000.00	1,023.54	1.68	.33	3.87	.76
Class R-1 -- actual return	1,000.00	1,196.11	6.09	1.10	8.47	1.53
Class R-1 -- assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.78	1.53
Class R-2 -- actual return	1,000.00	1,196.70	6.09	1.10	8.47	1.53
Class R-2 -- assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.78	1.53
Class R-3 -- actual return	1,000.00	1,198.81	3.88	.70	6.26	1.13
Class R-3 -- assumed 5% return	1,000.00	1,021.68	3.57	.70	5.75	1.13
Class R-4 -- actual return	1,000.00	1,200.90	2.05	.37	4.44	.80
Class R-4 -- assumed 5% return	1,000.00	1,023.34	1.89	.37	4.08	.80
Class R-5 -- actual return	1,000.00	1,203.26	.39	.07	2.78	.50
Class R-5 -- assumed 5% return	1,000.00	1,024.85	.36	.07	2.55	.50
Class R-6 -- actual return2	1,000.00	1,146.10	.06	.02	1.46	.45
Class R-6 -- assumed 5% return2	1,000.00	1,025.10	.10	.02	2.29	.45
American Funds 2020 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,191.31	$1.77	.32%	$4.09	.74%
Class A -- assumed 5% return	1,000.00	1,023.59	1.63	.32	3.77	.74
Class R-1 -- actual return	1,000.00	1,187.14	6.12	1.11	8.43	1.53
Class R-1 -- assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.78	1.53
Class R-2 -- actual return	1,000.00	1,187.14	5.90	1.07	8.21	1.49
Class R-2 -- assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.58	1.49
Class R-3 -- actual return	1,000.00	1,189.23	3.81	.69	6.13	1.11
Class R-3 -- assumed 5% return	1,000.00	1,021.73	3.52	.69	5.65	1.11
Class R-4 -- actual return	1,000.00	1,191.31	1.99	.36	4.31	.78
Class R-4 -- assumed 5% return	1,000.00	1,023.39	1.84	.36	3.97	.78
Class R-5 -- actual return	1,000.00	1,192.20	.39	.07	2.71	.49
Class R-5 -- assumed 5% return	1,000.00	1,024.85	.36	.07	2.50	.49
Class R-6 -- actual return2	1,000.00	1,138.32	.06	.02	1.42	.44
Class R-6 -- assumed 5% return2	1,000.00	1,025.10	.10	.02	2.24	.44
American Funds 2015 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,181.82	$1.81	.33%	$4.07	.74%
Class A -- assumed 5% return	1,000.00	1,023.54	1.68	.33	3.77	.74
Class R-1 -- actual return	1,000.00	1,177.72	6.09	1.11	8.34	1.52
Class R-1 -- assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.73	1.52
Class R-2 -- actual return	1,000.00	1,177.72	5.87	1.07	8.12	1.48
Class R-2 -- assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.53	1.48
Class R-3 -- actual return	1,000.00	1,179.77	3.79	.69	6.04	1.10
Class R-3 -- assumed 5% return	1,000.00	1,021.73	3.52	.69	5.60	1.10
Class R-4 -- actual return	1,000.00	1,181.82	2.03	.37	4.29	.78
Class R-4 -- assumed 5% return	1,000.00	1,023.34	1.89	.37	3.97	.78
Class R-5 -- actual return	1,000.00	1,184.10	.39	.07	2.64	.48
Class R-5 -- assumed 5% return	1,000.00	1,024.85	.36	.07	2.45	.48
Class R-6 -- actual return2	1,000.00	1,129.50	.06	.02	1.38	.43
Class R-6 -- assumed 5% return2	1,000.00	1,025.10	.10	.02	2.19	.43

American Funds 2010 Target Date Retirement Fund
Class A -- actual return	$1,000.00	$1,176.39	$1.92	.35%	$4.00	.73%
Class A -- assumed 5% return	1,000.00	1,023.44	1.79	.35	3.72	.73
Class R-1 -- actual return	1,000.00	1,171.07	6.02	1.10	8.10	1.48
Class R-1 -- assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.53	1.48
Class R-2 -- actual return	1,000.00	1,170.63	6.02	1.10	8.10	1.48
Class R-2 -- assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.53	1.48
Class R-3 -- actual return	1,000.00	1,172.70	3.83	.70	5.91	1.08
Class R-3 -- assumed 5% return	1,000.00	1,021.68	3.57	.70	5.50	1.08
Class R-4 -- actual return	1,000.00	1,176.39	2.03	.37	4.11	.75
Class R-4 -- assumed 5% return	1,000.00	1,023.34	1.89	.37	3.82	.75
Class R-5 -- actual return	1,000.00	1,177.28	.38	.07	2.47	.45
Class R-5 -- assumed 5% return	1,000.00	1,024.85	.36	.07	2.29	.45
Class R-6 -- actual return2	1,000.00	1,123.18	.06	.02	1.28	.40
Class R-6 -- assumed 5% return2	1,000.00	1,025.10	.10	.02	2.04	.40

1The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).

2The period for the “annualized expense ratio” and “actual return” line is based on the number of days from July 13, 2009 (the initial sale of the share class), through October 31, 2009, and accordingly, is not representative of a full period. The “assumed 5% return” line is based on 184 days.

3The period for the “annualized expense ratio” and “actual return” line is based on the number of days from July 27, 2009 (the initial sale of the share class), through October 31, 2009, and accordingly, is not representative of a full period. The “assumed 5% return” line is based on 184 days.

The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.

The "effective expenses paid during period" are equal to the "effective annualized expense ratio," multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).

The "effective annualized expense ratio" reflects the net annualized expense ratio of the class plus the class's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund's relative average investment therein during the period.

Board of directors and other officers

“Independent” directors

	Year first
	elected
	a director
Name and age	of the series1	Principal occupation(s) during past five years

Lee A. Ault III, 73	2007	Private investor and corporate director; former
Chairman of the Board		Chairman of the Board, In-Q-Tel, Inc. (technology
(Independent and		venture company funded principally by the Central
Non-Executive)		Intelligence Agency); former Chairman of the Board,
		President and CEO, Telecredit, Inc. (payment
		services)

William H. Baribault, 64	2009	Chairman of the Board and CEO, Oakwood
		Enterprises (private investment and consulting);
		former Chairman of the Board, President and CEO,
		Professional Business Bank (financial services for
		small businesses); former President and CEO, Henry
		Company (building products)

Joe E. Davis, 75	2007	Private investor; former Chairman of the Board,
		Linear Corporation (linear motor design and
		production)

James G. Ellis,4 62	2010	Dean and Professor of Marketing, Marshall School of
		Business, University of Southern California

Martin Fenton, 74	2007	Chairman of the Board, Senior Resource Group LLC
		(development and management of senior living
		communities)

Leonard R. Fuller, 63	2007	President and CEO, Fuller Consulting (financial
		management consulting firm)

W. Scott Hedrick, 64	2007	Founding General Partner, InterWest Partners
		(venture capital firm focused on information
		technology and life sciences); Visiting Lecturer,
		Stanford Graduate School of Business

R. Clark Hooper,4 63	2010	Private investor; former President, Dumbarton Group
		LLC (securities industry consulting); former Executive
		Vice President — Policy and Oversight, NASD

Merit E. Janow, 51	2007	Professor, Columbia University, School of
		International and Public Affairs; former Member,
		World Trade Organization Appellate Body

Laurel B. Mitchell, Ph.D.,4 54	2010	Director, Accounting Program, University of Redlands

Frank M. Sanchez,4 66	2010	Principal, The Sanchez Family Corporation dba
		McDonald’s Restaurants (McDonald’s licensee)

Margaret Spellings,4 52	2010	President and CEO, Margaret Spellings & Company;
		former United States Secretary of Education, United
		States Department of Education — Federal
		Government Agency; former Assistant to the
		President for Domestic Policy, The White House —
		Federal Government, Executive Branch — Domestic
		Policy

Steadman Upham, Ph.D.,4 60	2010	President and Professor of Anthropology, The
		University of Tulsa; former President and Professor of
		Archaeology, Claremont Graduate University

“Independent” directors

	Number of
	portfolios
	in fund
	complex2
	overseen by
Name and age	director	Other directorships3 held by director

Lee A. Ault III, 73	14	Anworth Mortgage Asset Corporation;
Chairman of the Board		Office Depot, Inc.
(Independent and
Non-Executive)

William H. Baribault, 64	14	None

Joe E. Davis, 75	2	Anworth Mortgage Asset Corporation;
		Natural Alternatives International, Inc.

James G. Ellis,4 62	17	Quiksilver, Inc.

Martin Fenton, 74	17	None

Leonard R. Fuller, 63	17	None

W. Scott Hedrick, 64	14	Hot Topic, Inc.; Office Depot, Inc.

R. Clark Hooper,4 63	20	JPMorgan Value Opportunities Fund, Inc.;
		The Swiss Helvetia Fund, Inc.

Merit E. Janow, 51	17	The NASDAQ Stock Market LLC;
		Trimble Navigation Limited

Laurel B. Mitchell, Ph.D.,4 54	14	None

Frank M. Sanchez,4 66	14	None

Margaret Spellings,4 52	14	None

Steadman Upham, Ph.D.,4 60	17	None

See page 48 for footnotes.

Mary Myers Kauppila retired from the board in September 2009. The directors wish to thank Mrs. Kauppila for her dedication and service to the series and its shareholders.

“Interested” directors5

	Year first
	elected a
	director or	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the
position with fund	the series1	principal underwriter of the series

James B. Lovelace, 53	2007	Senior Vice President — Capital Research Global
Vice Chairman of the Board		Investors, Capital Research and Management
		Company; Director, The Capital Group Companies, Inc.6

Michael J. Downer, 54	2006	Director, Senior Vice President, Secretary and
President		Coordinator of Legal and Compliance — Capital
		Research and Management Company; Director,
		American Funds Distributors, Inc.;6 Chairman of the
		Board, Capital Bank and Trust Company6

“Interested” directors5

	Number of
	portfolios
	in fund
	complex2
Name, age and	overseen by
position with fund	director	Other directorships3 held by director

James B. Lovelace, 53	3	None
Vice Chairman of the Board

Michael J. Downer, 54	1	None
President

The series’ statement of additional information includes additional information about the series’ directors and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all directors and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Other officers

	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or the
position with series	of the series1	principal underwriter of the series

Catherine L. Heron, 62	2007	Senior Vice President and Senior Counsel — Fund
Executive Vice President		Business Management Group, Capital Research and
		Management Company; Senior Vice President and
		General Counsel, Capital Bank and Trust Company6

Alan N. Berro, 49	2007	Senior Vice President — Capital World Investors,
Senior Vice President		Capital Research and Management Company

Joyce E. Gordon, 53	2007	Senior Vice President — Capital Research Global
Senior Vice President		Investors, Capital Research and Management
		Company; Director, Capital Research and
		Management Company

Nicholas J. Grace, 43	2007	Senior Vice President — Capital World Investors,
Senior Vice President		Capital Research Company6

John H. Smet, 53	2007	Senior Vice President — Fixed Income, Capital
Senior Vice President		Research and Management Company; Director, The
		Capital Group Companies, Inc.6

Steven I. Koszalka, 45	2006	Vice President — Fund Business Management
Secretary		Group, Capital Research and Management Company

Brian D. Bullard, 40	2008	Vice President — Fund Business Management
Treasurer		Group, Capital Research and Management Company;
		former Chief Accountant — Division of Investment
		Management, United States Securities and Exchange
		Commission

Gregory F. Niland, 38	2007	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

1Directors and officers of the series serve until their resignation, removal or retirement.

2Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® Inc., which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

3This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each director as a director of a public company or a registered investment company.

4James G. Ellis, R. Clark Hooper, Laurel B. Mitchell, Frank M. Sanchez, Margaret Spellings and Steadman Upham were elected to the board by the series’ shareholders effective January 1, 2010.

5“Interested persons” within the meaning of the 1940 Act, as amended, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).

6Company affiliated with Capital Research and Management Company.

Offices of the series and of the
investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Investors should carefully consider the investment objectives, risks, charges and expenses for each fund of American Funds Target Date Retirement Series. This and other important information is contained in the series’ prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Target Date Retirement Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Target Date Retirement Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Target Date Retirement Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2009, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system

Our unique approach to portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 25 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•Balanced fund
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®

•Bond funds
Emphasis on current income through bonds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
Emphasis on tax-exempt current income through municipal bonds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market FundSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGEAR-850-1209P

Litho in USA RCG/ALD/9797-S20433

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics
The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Martin Fenton, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2008	$42,000
2009	$39,000

b) Audit-Related Fees:
2008	$349
2009	$1,000

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2008	$28,000
2009	$28,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2008	None
2009	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2008	$992,000
2009	$1,084,000

The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2008	$8,000
2009	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2008	None
2009	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,306,000 for fiscal year 2008 and $1,604,000 for fiscal year 2009. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES, INC.

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: December 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, President and Principal Executive Officer

Date: December 30, 2009

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: December 30, 2009